JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Bonds
8.00%, 11/15/2021	338,000	382,362
5.38%, 2/15/2031	4,500	6,205
4.50%, 2/15/2036	276,000	380,621
5.00%, 5/15/2037	250,000	368,926
4.38%, 2/15/2038	1,214,000	1,684,615
4.25%, 5/15/2039	105,000	144,715
4.38%, 11/15/2039	1,415,000	1,986,251
3.88%, 8/15/2040	100,000	132,285
3.13%, 2/15/2043	500,000	596,738
2.88%, 5/15/2043	2,420,000	2,776,477
3.63%, 8/15/2043	2,715,000	3,504,047
3.75%, 11/15/2043	1,952,000	2,569,396
3.63%, 2/15/2044	2,345,000	3,033,661
2.50%, 2/15/2045	6,000,000	6,461,250
2.88%, 8/15/2045	500,000	576,602
3.00%, 11/15/2045	1,000,000	1,180,391
2.25%, 8/15/2046	2,840,000	2,914,550
3.00%, 2/15/2048	90,000	106,945
3.13%, 5/15/2048	176,200	214,338
2.88%, 5/15/2049	160,000	186,762
2.25%, 8/15/2049	60,000	61,770
U.S. Treasury Inflation Indexed Bonds
3.63%, 4/15/2028	300,000	610,998
2.50%, 1/15/2029	100,000	144,491
U.S. Treasury Notes
1.38%, 4/30/2020	125,000	124,639
3.50%, 5/15/2020	450,000	454,535
1.50%, 7/15/2020	200,000	199,438
2.63%, 11/15/2020	200,000	201,781
1.38%, 1/31/2021	100,000	99,477
3.63%, 2/15/2021	650,000	666,402
2.25%, 4/30/2021	115,000	115,921
2.63%, 5/15/2021	154,500	156,721
3.13%, 5/15/2021	600,000	613,219
2.00%, 5/31/2021	300,000	301,383
2.13%, 8/15/2021	500,000	504,023
2.00%, 10/31/2021	100,000	100,699
1.75%, 2/28/2022	1,000,000	1,003,164
1.63%, 8/31/2022	1,000,000	1,000,898
1.75%, 9/30/2022	150,000	150,762
1.50%, 2/28/2023	525,000	523,667
1.75%, 5/15/2023	3,079,000	3,097,161
2.75%, 5/31/2023	46,000	47,914
2.50%, 8/15/2023	600,000	620,906
1.38%, 8/31/2023	700,000	694,969
1.63%, 10/31/2023	2,000,000	2,004,609
2.13%, 2/29/2024	94,000	96,240
2.50%, 5/15/2024	30,000	31,240
2.00%, 6/30/2024	10,000	10,195
2.25%, 11/15/2024	112,000	115,692
2.00%, 2/15/2025	1,000,000	1,021,172
2.88%, 4/30/2025	146,000	155,969
2.13%, 5/15/2025	500,000	514,199
2.88%, 5/31/2025	318,000	339,937
2.00%, 8/15/2025	728,600	744,823
2.25%, 11/15/2025	500,000	518,555
1.63%, 2/15/2026	59,400	59,426
1.50%, 8/15/2026	28,000	27,777
2.00%, 11/15/2026	84,000	86,143
2.25%, 2/15/2027	108,000	112,679
2.75%, 2/15/2028	65,000	70,581
2.88%, 5/15/2028	940,800	1,032,748
U.S. Treasury STRIPS Bonds
2.46%, 5/15/2020 (a)	3,693,000	3,652,253
1.76%, 8/15/2020 (a)	2,120,000	2,086,121
2.35%, 2/15/2021 (a)	910,000	888,411
2.01%, 5/15/2021 (a)	1,590,000	1,546,144
2.15%, 8/15/2021 (a)	1,800,000	1,744,169
3.14%, 11/15/2021 (a)	675,000	651,483
2.75%, 2/15/2022 (a)	970,000	932,470
2.67%, 5/15/2022 (a)	760,000	728,096
3.13%, 8/15/2022 (a)	75,000	71,609
2.80%, 11/15/2022 (a)	500,000	475,527
2.97%, 2/15/2023 (a)	2,690,000	2,547,964
2.62%, 5/15/2023 (a)	2,420,000	2,283,109
2.21%, 8/15/2023 (a)	1,890,000	1,776,574
2.45%, 11/15/2023 (a)	500,000	468,275
3.25%, 11/15/2024 (a)	110,000	101,317
3.72%, 2/15/2025 (a)	50,000	45,818
5.01%, 5/15/2026 (a)	100,000	89,533
3.49%, 8/15/2026 (a)	23,000	20,491
3.59%, 11/15/2026 (a)	250,000	221,675
4.14%, 2/15/2027 (a)	300,000	264,685
3.61%, 5/15/2027 (a)	725,000	636,203
3.28%, 8/15/2027 (a)	250,000	218,596
3.96%, 11/15/2027 (a)	710,000	618,113
3.06%, 2/15/2028 (a)	27,000	23,335
2.92%, 5/15/2028 (a)	140,000	120,479
7.32%, 8/15/2028 (a)	50,000	42,877
4.10%, 2/15/2029 (a)	658,000	558,198
3.88%, 11/15/2029 (a)	200,000	166,812
4.72%, 5/15/2030 (a)	300,000	247,712
3.95%, 8/15/2030 (a)	300,000	246,115
3.55%, 11/15/2030 (a)	500,000	408,042
4.50%, 2/15/2031 (a)	350,000	284,391
3.89%, 5/15/2031 (a)	275,000	221,964
3.26%, 11/15/2031 (a)	760,000	606,308
3.76%, 2/15/2032 (a)	350,000	277,758
3.56%, 5/15/2032 (a)	2,250,000	1,774,792
3.13%, 8/15/2032 (a)	3,300,000	2,587,170
4.20%, 11/15/2032 (a)	800,000	623,247
3.78%, 2/15/2033 (a)	400,000	309,906
3.87%, 5/15/2033 (a)	1,175,000	904,747
6.30%, 8/15/2033 (a)	100,000	76,541
4.33%, 11/15/2033 (a)	1,025,000	779,622
3.89%, 2/15/2034 (a)	775,000	585,938
2.79%, 5/15/2034 (a)	2,200,000	1,653,348
3.31%, 11/15/2034 (a)	50,000	37,110
3.27%, 2/15/2035 (a)	65,000	47,945
3.55%, 5/15/2035 (a)	250,000	183,227
3.16%, 11/15/2041 (a)	100,000	63,114
U.S. Treasury STRIPS Notes
1.62%, 11/15/2019 (a)	1,000,000	997,621
1.69%, 2/15/2020 (a)	5,235,000	5,199,252

TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,405,364)		88,740,267

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 23.3%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	32,000	32,504
Airbus SE (France) 3.15%, 4/10/2027 (b)	164,000	171,262
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	45,000	47,266
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (b)	51,000	67,282
Boeing Co. (The) 3.95%, 8/1/2059	220,000	242,444
L3Harris Technologies, Inc. 3.83%, 4/27/2025	60,000	64,085
Lockheed Martin Corp. 4.50%, 5/15/2036	70,000	83,858
Northrop Grumman Corp.
3.20%, 2/1/2027	76,000	79,550
3.25%, 1/15/2028	50,000	52,487
Precision Castparts Corp. 3.25%, 6/15/2025	30,000	31,593
Rockwell Collins, Inc. 3.20%, 3/15/2024	28,000	29,085
United Technologies Corp.
3.95%, 8/16/2025	50,000	54,736
6.13%, 7/15/2038	250,000	344,024
4.50%, 6/1/2042	80,000	95,973
4.15%, 5/15/2045	25,000	28,734
3.75%, 11/1/2046	80,000	87,854

		1,512,737

Air Freight & Logistics — 0.0% (c)
FedEx Corp. 3.90%, 2/1/2035	66,000	67,700

Airlines — 0.0% (c)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	18,089	19,040

Automobiles — 0.1%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (b)	45,000	45,028
Daimler Finance North America LLC (Germany) 1.75%, 10/30/2019 (b)	150,000	149,951
Nissan Motor Acceptance Corp. 1.90%, 9/14/2021 (b)	29,000	28,658

		223,637

Banks — 5.2%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	200,000	215,197
AIB Group plc (Ireland)
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (b) (d)	250,000	260,266
ANZ New Zealand Int’l Ltd. (New Zealand) 3.45%, 1/21/2028 (b)	200,000	212,420
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (b)	230,000	237,158
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (d)	250,000	254,952
3.30%, 1/11/2023	150,000	155,072
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	100,000	102,000
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	26,000	26,554
4.00%, 1/22/2025	114,000	121,098
Series L, 3.95%, 4/21/2025	92,000	97,614
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (d)	100,000	104,254
4.45%, 3/3/2026	69,000	75,202
3.25%, 10/21/2027	514,000	534,369
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	260,000	276,911
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	408,000	425,714
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (d)	280,000	304,884
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (d)	125,000	139,469
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (d)	125,000	147,683
Bank of Montreal (Canada) 2.10%, 12/12/2019	60,000	60,005
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (d)	47,000	48,745
Bank of Nova Scotia (The) (Canada) 4.50%, 12/16/2025	25,000	27,197
Barclays plc (United Kingdom) 3.65%, 3/16/2025	200,000	204,680
BB&T Corp. 5.25%, 11/1/2019	50,000	50,120
BNP Paribas SA (France) 3.50%, 3/1/2023 (b)	200,000	206,445
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (b)	250,000	253,759
Citigroup, Inc.
2.40%, 2/18/2020	50,000	50,044
2.35%, 8/2/2021	23,000	23,105
2.90%, 12/8/2021	100,000	101,507
2.75%, 4/25/2022	200,000	202,984
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)	74,000	75,371
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (d)	90,000	93,338
4.40%, 6/10/2025	78,000	83,865
3.40%, 5/1/2026	75,000	78,399
4.45%, 9/29/2027	210,000	229,118
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	250,000	264,607
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (d)	220,000	239,843

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	50,000	54,668
8.13%, 7/15/2039	56,000	91,483
4.75%, 5/18/2046	50,000	58,269
4.65%, 7/23/2048	120,000	146,862
Citizens Financial Group, Inc.
2.38%, 7/28/2021	24,000	24,061
2.85%, 7/27/2026	200,000	202,014
Comerica, Inc. 4.00%, 2/1/2029	150,000	165,108
Commonwealth Bank of Australia (Australia)
2.00%, 9/6/2021 (b) (e)	200,000	199,817
3.45%, 3/16/2023 (b)	80,000	83,566
2.85%, 5/18/2026 (b)	80,000	82,282
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	450,000	466,908
Credit Agricole SA (France) 3.75%, 4/24/2023 (b)	250,000	261,305
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
3.80%, 6/9/2023	350,000	365,471
3.75%, 3/26/2025	250,000	262,712
Danske Bank A/S (Denmark) 2.00%, 9/8/2021 (b)	200,000	198,630
Fifth Third Bancorp
3.65%, 1/25/2024	90,000	94,880
3.95%, 3/14/2028	70,000	76,634
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	400,000	402,870
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (d)	229,000	239,556
4.38%, 11/23/2026	200,000	214,474
HSBC USA, Inc. 2.35%, 3/5/2020	135,000	135,131
Huntington Bancshares, Inc.
3.15%, 3/14/2021	73,000	73,981
2.30%, 1/14/2022	88,000	88,479
ING Groep NV (Netherlands)
4.10%, 10/2/2023	200,000	212,320
3.95%, 3/29/2027	200,000	215,468
KeyCorp
2.90%, 9/15/2020	56,000	56,420
4.15%, 10/29/2025	65,000	71,138
Lloyds Banking Group plc (United Kingdom) 4.58%, 12/10/2025	200,000	210,077
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	38,000	38,662
2.67%, 7/25/2022	80,000	80,765
3.76%, 7/26/2023	200,000	210,044
3.41%, 3/7/2024	170,000	176,886
3.75%, 7/18/2039	265,000	285,493
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (d)	220,000	219,226
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	300,000	318,005
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (d)	440,000	451,686
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (b)	315,000	323,396
Nordea Bank Abp (Finland) 4.88%, 1/27/2020 (b)	100,000	100,864
PNC Financial Services Group, Inc. (The) 5.13%, 2/8/2020	150,000	151,604
Regions Financial Corp.
2.75%, 8/14/2022	27,000	27,414
3.80%, 8/14/2023	27,000	28,483
Royal Bank of Canada (Canada)
2.75%, 2/1/2022	66,000	67,189
3.70%, 10/5/2023	300,000	317,387
4.65%, 1/27/2026	30,000	33,139
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	200,000	214,208
Societe Generale SA (France) 3.88%, 3/28/2024 (b)	380,000	398,699
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (b) (d)	220,000	227,458
(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (b) (d)	200,000	214,986
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.44%, 10/19/2021	45,000	45,229
2.85%, 1/11/2022	130,000	131,779
2.78%, 10/18/2022	82,000	83,235
3.10%, 1/17/2023	55,000	56,399
3.94%, 10/16/2023	300,000	318,828
3.01%, 10/19/2026	25,000	25,694
3.04%, 7/16/2029	345,000	352,829
Sumitomo Mitsui Trust Bank Ltd. (Japan) 2.05%, 10/18/2019 (b)	200,000	199,997
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021 (d)	30,000	30,025
SunTrust Banks, Inc. 2.70%, 1/27/2022	91,000	92,019
Toronto-Dominion Bank (The) (Canada) 3.25%, 3/11/2024	140,000	146,430
UBS Group Funding Switzerland AG (Switzerland) 4.13%, 9/24/2025 (b)	200,000	216,102
US Bancorp
3.38%, 2/5/2024	120,000	126,309
7.50%, 6/1/2026	100,000	127,463

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series V, 2.38%, 7/22/2026	100,000	100,961
Wells Fargo & Co.
3.07%, 1/24/2023	245,000	249,574
3.75%, 1/24/2024	105,000	111,200
3.30%, 9/9/2024	80,000	83,628
3.00%, 4/22/2026	284,000	291,259
4.10%, 6/3/2026	24,000	25,725
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (d)	470,000	485,623
5.38%, 11/2/2043	200,000	252,556
4.40%, 6/14/2046	47,000	52,810
4.75%, 12/7/2046	53,000	62,745
Westpac Banking Corp. (Australia)
4.88%, 11/19/2019	121,000	121,421
2.85%, 5/13/2026	100,000	103,547
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d)	140,000	148,027
4.42%, 7/24/2039	100,000	109,894

		18,775,435

Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	571,000	660,385
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	120,000	138,785
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	150,000	167,970
4.44%, 10/6/2048	130,000	146,787
4.75%, 4/15/2058	95,000	110,619
Constellation Brands, Inc.
4.40%, 11/15/2025	50,000	55,288
5.25%, 11/15/2048	25,000	31,321
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	100,000	103,159
4.42%, 5/25/2025	30,000	32,767
3.43%, 6/15/2027	20,000	20,704
4.99%, 5/25/2038	43,000	50,014
4.42%, 12/15/2046	40,000	42,935
PepsiCo, Inc. 4.45%, 4/14/2046	107,000	133,388

		1,694,122

Biotechnology — 0.2%
AbbVie, Inc.
4.50%, 5/14/2035	100,000	107,799
4.40%, 11/6/2042	105,000	108,357
Baxalta, Inc.
3.60%, 6/23/2022	7,000	7,185
5.25%, 6/23/2045	3,000	3,881
Celgene Corp.
3.90%, 2/20/2028	100,000	109,849
5.70%, 10/15/2040	53,000	69,358
4.55%, 2/20/2048	60,000	71,585
Gilead Sciences, Inc.
4.60%, 9/1/2035	130,000	154,199
4.00%, 9/1/2036	29,000	32,452

		664,665

Building Products — 0.0% (c)
Masco Corp.
6.50%, 8/15/2032	80,000	98,112

Capital Markets — 2.3%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	23,000	23,530
Bank of New York Mellon Corp. (The)
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	138,000	139,877
3.25%, 9/11/2024	100,000	104,930
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	65,000	65,354
4.25%, 5/24/2021	65,000	67,549
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	21,000	23,511
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	55,000	57,742
4.85%, 3/29/2029	120,000	135,840
4.70%, 9/20/2047	44,000	48,260
Charles Schwab Corp. (The)
3.55%, 2/1/2024	125,000	132,171
3.20%, 3/2/2027	100,000	104,511
CME Group, Inc.
3.00%, 3/15/2025	97,000	101,605
5.30%, 9/15/2043	16,000	21,668
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (d)	250,000	247,647
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (b)	49,000	49,782
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	100,000	101,443
3.30%, 11/16/2022	100,000	99,402
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	206,000	208,962
2.35%, 11/15/2021	264,000	264,272
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	100,000	101,158
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	598,000	605,867
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	213,000	216,002
3.50%, 1/23/2025	100,000	104,333
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (d)	137,000	141,403
4.25%, 10/21/2025	105,000	112,559
3.50%, 11/16/2026	142,000	147,709
3.85%, 1/26/2027	45,000	47,731
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	209,000	219,420
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	130,000	141,819
6.75%, 10/1/2037	80,000	107,909
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (d)	215,000	242,622
4.80%, 7/8/2044	115,000	137,684
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	59,000	62,917
Invesco Finance plc
4.00%, 1/30/2024	29,000	30,810
3.75%, 1/15/2026	36,000	38,380

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Jefferies Group LLC 6.45%, 6/8/2027	81,000	93,878
Macquarie Bank Ltd. (Australia)
2.85%, 7/29/2020 (b)	100,000	100,659
4.00%, 7/29/2025 (b)	100,000	107,236
Macquarie Group Ltd. (Australia) 6.00%, 1/14/2020 (b)	220,000	222,317
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	145,000	151,419
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	220,000	252,004
Morgan Stanley
5.50%, 7/28/2021	35,000	37,127
2.63%, 11/17/2021	170,000	171,549
2.75%, 5/19/2022	100,000	101,439
3.75%, 2/25/2023	142,000	148,579
4.10%, 5/22/2023	100,000	105,303
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	225,000	234,970
3.70%, 10/23/2024	69,000	73,098
4.00%, 7/23/2025	276,000	297,665
5.00%, 11/24/2025	70,000	78,434
3.88%, 1/27/2026	341,000	365,865
4.35%, 9/8/2026	20,000	21,683
3.63%, 1/20/2027	159,000	168,027
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	222,000	234,159
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)	96,000	102,598
4.30%, 1/27/2045	85,000	98,430
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	65,000	66,298
Northern Trust Corp.
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (d)	29,000	29,768
Nuveen LLC 4.00%, 11/1/2028 (b)	160,000	178,728
State Street Corp.
3.10%, 5/15/2023	24,000	24,839
3.70%, 11/20/2023	77,000	81,878
3.55%, 8/18/2025	147,000	157,482
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	17,000	17,430

		8,179,241

Chemicals — 0.4%
Albemarle Corp. 5.45%, 12/1/2044	50,000	56,781
Celanese US Holdings LLC 3.50%, 5/8/2024	190,000	197,010
DuPont de Nemours, Inc.
4.49%, 11/15/2025	100,000	110,461
5.32%, 11/15/2038	50,000	61,039
Eastman Chemical Co. 4.50%, 12/1/2028	220,000	242,873
Ecolab, Inc. 3.25%, 1/14/2023	90,000	93,235
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	45,000	49,717
5.00%, 9/26/2048	52,000	59,381
Mosaic Co. (The)
5.45%, 11/15/2033	36,000	40,774
4.88%, 11/15/2041	8,000	7,906
5.63%, 11/15/2043	80,000	88,735
Nutrien Ltd. (Canada)
4.00%, 12/15/2026	70,000	74,982
4.20%, 4/1/2029	25,000	27,528
4.13%, 3/15/2035	90,000	93,918
5.00%, 4/1/2049	40,000	46,638
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	29,000	29,958
Union Carbide Corp.
7.50%, 6/1/2025	100,000	120,407
7.75%, 10/1/2096	80,000	106,988

		1,508,331

Commercial Services & Supplies — 0.1%
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (b)	70,000	74,471
Republic Services, Inc.
3.55%, 6/1/2022	21,000	21,743
2.90%, 7/1/2026	21,000	21,610
Waste Management, Inc. 3.45%, 6/15/2029	70,000	75,499

		193,323

Communications Equipment — 0.0% (c)
Cisco Systems, Inc.
1.85%, 9/20/2021	50,000	49,982
3.00%, 6/15/2022	56,000	57,820

		107,802

Construction Materials — 0.1%
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	52,000	52,946
3.50%, 12/15/2027	100,000	102,638

		155,584

Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland) 4.45%, 4/3/2026	150,000	160,296
American Express Co. 4.20%, 11/6/2025	150,000	164,931
American Express Credit Corp.
2.25%, 5/5/2021	73,000	73,259
2.70%, 3/3/2022	105,000	106,701
American Honda Finance Corp. 2.30%, 9/9/2026	17,000	16,924
Avolon Holdings Funding Ltd. (Ireland) 4.38%, 5/1/2026 (b)	150,000	155,085
Capital One Financial Corp.
3.75%, 4/24/2024	130,000	136,685
4.20%, 10/29/2025	40,000	42,630
3.75%, 7/28/2026	196,000	203,848
Caterpillar Financial Services Corp. 1.93%, 10/1/2021	175,000	174,454
General Motors Financial Co., Inc.
3.45%, 4/10/2022	50,000	50,840
3.70%, 5/9/2023	68,000	69,601
3.95%, 4/13/2024	120,000	123,486
3.50%, 11/7/2024	80,000	80,996

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.00%, 1/15/2025	80,000	82,223
4.35%, 4/9/2025	80,000	83,420
4.30%, 7/13/2025	35,000	36,419
John Deere Capital Corp.
3.15%, 10/15/2021	42,000	42,949
3.35%, 6/12/2024	82,000	86,540
2.25%, 9/14/2026	125,000	124,829
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (b)	100,000	105,390
Synchrony Financial 3.70%, 8/4/2026	70,000	71,457

		2,192,963

Containers & Packaging — 0.1%
International Paper Co.
3.00%, 2/15/2027	57,000	58,008
7.30%, 11/15/2039	40,000	54,206
WRKCo, Inc.
3.00%, 9/15/2024	80,000	81,642
3.90%, 6/1/2028	35,000	36,912

		230,768

Diversified Consumer Services — 0.0% (c)
President & Fellows of Harvard College 3.30%, 7/15/2056	86,000	94,256

Diversified Financial Services — 0.6%
AIG Global Funding 1.90%, 10/6/2021 (b)	100,000	99,371
CK Hutchison International Ltd. (Hong Kong) 1.88%, 10/3/2021 (b)	200,000	197,875
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	251,000	250,389
4.42%, 11/15/2035	600,000	629,346
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	58,000	57,975
3.48%, 6/16/2025 (b)	67,000	69,590
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (b)	200,000	200,622
National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	44,000	45,514
ORIX Corp. (Japan)
2.90%, 7/18/2022	40,000	40,675
3.25%, 12/4/2024	100,000	103,876
3.70%, 7/18/2027	100,000	107,200
Shell International Finance BV (Netherlands)
2.13%, 5/11/2020	70,000	70,171
4.13%, 5/11/2035	107,000	123,347
Voya Financial, Inc. 3.65%, 6/15/2026	120,000	126,346

		2,122,297

Diversified Telecommunication Services — 0.7%
AT&T, Inc.
3.55%, 6/1/2024	155,000	162,115
3.95%, 1/15/2025	66,000	70,496
3.60%, 7/15/2025	45,000	47,388
4.13%, 2/17/2026	117,000	126,368
4.30%, 2/15/2030	178,000	195,898
4.90%, 8/15/2037	230,000	261,332
6.00%, 8/15/2040	125,000	155,690
5.35%, 9/1/2040	228,000	267,288
4.50%, 3/9/2048	88,000	94,597
Centel Capital Corp. 9.00%, 10/15/2019	50,000	50,125
Telefonica Emisiones SA (Spain)
5.13%, 4/27/2020	25,000	25,400
5.46%, 2/16/2021	19,000	19,833
Verizon Communications, Inc.
2.63%, 8/15/2026	12,000	12,156
3.88%, 2/8/2029	75,000	82,368
4.02%, 12/3/2029	50,000	55,590
4.50%, 8/10/2033	125,000	145,459
4.40%, 11/1/2034	209,000	238,238
4.27%, 1/15/2036	85,000	95,731
5.25%, 3/16/2037	69,000	85,758
4.86%, 8/21/2046	134,000	163,844
4.67%, 3/15/2055	65,000	77,932

		2,433,606

Electric Utilities — 1.4%
AEP Transmission Co. LLC 3.15%, 9/15/2049	35,000	34,387
Alabama Power Co. 6.13%, 5/15/2038	62,000	86,612
Avangrid, Inc. 3.15%, 12/1/2024	72,000	74,227
Baltimore Gas & Electric Co. 3.50%, 8/15/2046	47,000	48,834
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	51,000	58,238
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	200,000	211,438
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	95,000	99,144
4.55%, 11/15/2030 (b)	65,000	73,985
Commonwealth Edison Co. 3.65%, 6/15/2046	30,000	32,429
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	41,000	47,358
Duke Energy Corp.
2.65%, 9/1/2026	100,000	100,476
3.40%, 6/15/2029	61,000	64,078
Duke Energy Indiana LLC
6.35%, 8/15/2038	43,000	62,380
6.45%, 4/1/2039	19,000	27,968
3.75%, 5/15/2046	60,000	64,504
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	46,000	48,932
Duke Energy Progress LLC 3.70%, 10/15/2046	54,000	58,055
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	160,000	163,299

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Electricite de France SA (France) 6.00%, 1/22/2114 (b)	75,000	90,925
Enel Finance International NV (Italy) 3.63%, 5/25/2027 (b)	220,000	228,329
Entergy Arkansas LLC 3.50%, 4/1/2026	22,000	23,409
Entergy Corp. 2.95%, 9/1/2026	21,000	21,329
Entergy Louisiana LLC
2.40%, 10/1/2026	59,000	58,954
3.05%, 6/1/2031	38,000	39,392
4.00%, 3/15/2033	40,000	45,675
Entergy Mississippi LLC
2.85%, 6/1/2028	33,000	33,864
3.85%, 6/1/2049	135,000	150,367
Evergy, Inc. 2.90%, 9/15/2029	170,000	168,687
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	26,000	30,901
Florida Power & Light Co.
5.40%, 9/1/2035	50,000	63,042
5.95%, 2/1/2038	30,000	42,097
Fortis, Inc. (Canada) 3.06%, 10/4/2026	124,000	126,029
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	100,000	127,232
ITC Holdings Corp. 2.70%, 11/15/2022	100,000	100,966
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	40,000	43,795
6.15%, 6/1/2037	30,000	39,000
Kansas City Power & Light Co.
3.15%, 3/15/2023	24,000	24,791
5.30%, 10/1/2041	50,000	64,743
4.20%, 3/15/2048	50,000	58,597
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	56,000	61,324
MidAmerican Energy Co.
3.50%, 10/15/2024	59,000	62,820
3.10%, 5/1/2027	93,000	97,835
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	40,000	44,106
Nevada Power Co. Series CC, 3.70%, 5/1/2029	100,000	109,661
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	45,000	48,807
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	27,000	28,623
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	19,000	20,044
Northern States Power Co.
6.25%, 6/1/2036	65,000	90,753
2.90%, 3/1/2050	125,000	120,945
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	25,000	31,645
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	19,000	19,587
Potomac Electric Power Co. 6.50%, 11/15/2037	75,000	106,698
PPL Capital Funding, Inc.
3.40%, 6/1/2023	30,000	30,879
4.00%, 9/15/2047	20,000	20,770
Progress Energy, Inc. 4.40%, 1/15/2021	35,000	35,824
Public Service Co. of Colorado 3.20%, 11/15/2020	18,000	18,140
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	175,000	244,190
Public Service Electric & Gas Co.
3.00%, 5/15/2025	83,000	86,848
5.38%, 11/1/2039	28,000	36,323
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	53,000	55,253
Series B, 3.65%, 3/1/2028	80,000	85,619
Series 05-B, 5.55%, 1/15/2036	80,000	96,146
4.05%, 3/15/2042	100,000	106,391
Tampa Electric Co. 4.45%, 6/15/2049	100,000	120,792
Toledo Edison Co. (The) 6.15%, 5/15/2037	50,000	68,174
Union Electric Co. 2.95%, 6/15/2027	36,000	37,344
Virginia Electric & Power Co.
Series A, 3.80%, 4/1/2028	180,000	197,362
6.35%, 11/30/2037	70,000	97,350
Xcel Energy, Inc. 6.50%, 7/1/2036	7,000	9,687

		5,128,408

Electronic Equipment, Instruments & Components — 0.0% (c)
Arrow Electronics, Inc.
4.50%, 3/1/2023	8,000	8,417
3.25%, 9/8/2024	44,000	44,729
3.88%, 1/12/2028	22,000	22,557

		75,703

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	40,000	45,843
Halliburton Co.
3.80%, 11/15/2025	55,000	58,327
4.85%, 11/15/2035	30,000	33,300
6.70%, 9/15/2038	60,000	79,489
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (b)	55,000	57,928
3.90%, 5/17/2028 (b)	62,000	65,639

		340,526

Entertainment — 0.1%
NBCUniversal Media LLC 5.95%, 4/1/2041	75,000	103,527
Viacom, Inc.
3.88%, 4/1/2024	36,000	37,886
6.88%, 4/30/2036	70,000	89,864
Walt Disney Co. (The)
7.30%, 4/30/2028 (b)	150,000	202,009
6.65%, 11/15/2037 (b)	50,000	75,368

		508,654

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	23,000	24,469

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.00%, 2/1/2050	125,000	136,252
American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	100,000	105,045
American Tower Corp.
5.90%, 11/1/2021	30,000	32,238
3.50%, 1/31/2023	87,000	90,141
5.00%, 2/15/2024	71,000	78,455
3.38%, 10/15/2026	44,000	45,812
3.70%, 10/15/2049	230,000	229,335
American Tower Trust #1 3.07%, 3/15/2023 (b)	80,000	81,289
AvalonBay Communities, Inc.
3.45%, 6/1/2025	50,000	52,854
3.90%, 10/15/2046	32,000	36,032
Boston Properties LP
3.13%, 9/1/2023	30,000	30,964
3.20%, 1/15/2025	61,000	63,279
3.65%, 2/1/2026	67,000	70,915
Brixmor Operating Partnership LP
3.65%, 6/15/2024	50,000	52,009
3.85%, 2/1/2025	50,000	52,292
Crown Castle International Corp.
4.88%, 4/15/2022	30,000	31,893
5.25%, 1/15/2023	60,000	65,466
4.00%, 3/1/2027	24,000	25,906
Digital Realty Trust LP 3.70%, 8/15/2027	31,000	32,536
Duke Realty LP 3.25%, 6/30/2026	18,000	18,633
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	79,000	80,440
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	43,000	44,652
HCP, Inc.
3.88%, 8/15/2024	115,000	122,514
3.50%, 7/15/2029	132,000	137,183
Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	110,000	109,684
Liberty Property LP 3.25%, 10/1/2026	19,000	19,512
Life Storage LP 4.00%, 6/15/2029	150,000	160,502
National Retail Properties, Inc. 3.60%, 12/15/2026	58,000	61,053
Office Properties Income Trust
3.60%, 2/1/2020	130,000	130,290
4.00%, 7/15/2022	78,000	79,493
Public Storage 3.39%, 5/1/2029	65,000	69,728
Realty Income Corp.
3.88%, 7/15/2024	20,000	21,397
3.88%, 4/15/2025	60,000	64,458
4.65%, 3/15/2047	38,000	47,063
Regency Centers LP 2.95%, 9/15/2029	125,000	124,741
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	170,000	176,265
Senior Housing Properties Trust 4.75%, 2/15/2028	80,000	80,423
Simon Property Group LP 2.45%, 9/13/2029	227,000	222,147
SITE Centers Corp. 3.63%, 2/1/2025	61,000	62,666
UDR, Inc.
2.95%, 9/1/2026	28,000	28,475
3.20%, 1/15/2030	150,000	154,516
3.00%, 8/15/2031	25,000	25,043
Ventas Realty LP
4.13%, 1/15/2026	34,000	36,774
3.85%, 4/1/2027	49,000	52,114
Vornado Realty LP 3.50%, 1/15/2025	60,000	61,955
Welltower, Inc.
4.50%, 1/15/2024	37,000	39,971
4.00%, 6/1/2025	70,000	74,819
3.10%, 1/15/2030	85,000	85,060

		3,728,753

Food & Staples Retailing — 0.1%
Costco Wholesale Corp. 2.75%, 5/18/2024	21,000	21,732
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	73,077	90,233
Series 2013, 4.70%, 1/10/2036 (b)	166,305	180,326
Kroger Co. (The) 5.40%, 7/15/2040	18,000	20,321
Sysco Corp. 3.55%, 3/15/2025	55,000	58,362
Walgreen Co. 4.40%, 9/15/2042	50,000	50,440
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	47,000	49,571
4.50%, 11/18/2034	23,000	24,461

		495,446

Food Products — 0.3%
Campbell Soup Co. 3.95%, 3/15/2025	90,000	95,419
Cargill, Inc. 3.25%, 3/1/2023 (b)	25,000	25,924
Conagra Brands, Inc.
4.60%, 11/1/2025	45,000	49,494
5.30%, 11/1/2038	100,000	116,477
General Mills, Inc.
4.00%, 4/17/2025	60,000	64,658
4.15%, 2/15/2043	100,000	106,867
Kellogg Co. 3.40%, 11/15/2027	38,000	39,852
Kraft Heinz Foods Co. 5.00%, 7/15/2035	155,000	165,351
McCormick & Co., Inc. 3.15%, 8/15/2024	54,000	55,959
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	27,000	29,547
Smithfield Foods, Inc. 5.20%, 4/1/2029 (b)	160,000	176,395
Tyson Foods, Inc.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.95%, 8/15/2024	49,000	52,482
4.88%, 8/15/2034	20,000	23,599

		1,002,024

Gas Utilities — 0.2%
Atmos Energy Corp.
4.13%, 10/15/2044	50,000	57,893
4.13%, 3/15/2049	155,000	179,533
Boston Gas Co. 4.49%, 2/15/2042 (b)	22,000	25,602
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	80,000	93,052
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	25,000	25,583
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	49,000	49,338
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	200,000	213,723
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	53,000	74,622
4.80%, 3/15/2047 (b)	26,000	28,804
Southwest Gas Corp. 3.80%, 9/29/2046	44,000	46,833

		794,983

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories
3.88%, 9/15/2025	90,000	97,887
4.90%, 11/30/2046	120,000	154,825
Boston Scientific Corp.
3.75%, 3/1/2026	100,000	106,920
4.55%, 3/1/2039	100,000	118,064
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	27,000	28,134

		505,830

Health Care Providers & Services — 0.5%
Anthem, Inc.
3.30%, 1/15/2023	18,000	18,582
3.35%, 12/1/2024	70,000	72,793
4.10%, 3/1/2028	55,000	59,416
4.65%, 1/15/2043	18,000	19,912
4.65%, 8/15/2044	65,000	72,358
CVS Health Corp.
4.00%, 12/5/2023	116,000	122,589
4.30%, 3/25/2028	95,000	102,753
3.25%, 8/15/2029	155,000	155,849
4.78%, 3/25/2038	240,000	264,577
5.05%, 3/25/2048	78,000	88,704
Express Scripts Holding Co. 4.50%, 2/25/2026	127,000	138,823
HCA, Inc.
5.25%, 6/15/2026	130,000	144,780
5.13%, 6/15/2039	125,000	136,704
Magellan Health, Inc. 4.90%, 9/22/2024 (f)	119,000	118,851
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	83,000	92,053
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	36,000	36,230
Quest Diagnostics, Inc. 3.45%, 6/1/2026	17,000	17,888
UnitedHealth Group, Inc.
4.63%, 7/15/2035	34,000	41,208
3.50%, 8/15/2039	160,000	166,654

		1,870,724

Hotels, Restaurants & Leisure — 0.0% (c)
McDonald’s Corp. 4.70%, 12/9/2035	60,000	71,320

Household Products — 0.0% (c)
Procter & Gamble - ESOP Series A, 9.36%, 1/1/2021	17,505	18,406
Procter & Gamble Co. (The) 2.70%, 2/2/2026	80,000	83,055

		101,461

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	50,000	51,271
4.25%, 6/15/2022	38,000	39,791
6.25%, 10/1/2039	100,000	126,462
5.75%, 10/1/2041	29,000	34,707
NRG Energy, Inc. 4.45%, 6/15/2029 (b)	110,000	114,632
PSEG Power LLC 4.15%, 9/15/2021	37,000	38,003
Southern Power Co. 5.15%, 9/15/2041	50,000	57,069
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	25,000	27,553

		489,488

Industrial Conglomerates — 0.1%
General Electric Co.
5.50%, 1/8/2020	88,000	88,684
5.88%, 1/14/2038	100,000	120,132
Honeywell International, Inc. 2.50%, 11/1/2026	150,000	153,269

		362,085

Insurance — 1.3%
AIA Group Ltd. (Hong Kong)
3.90%, 4/6/2028 (b)	210,000	228,031
3.60%, 4/9/2029 (b)	200,000	213,500
American Financial Group, Inc. 3.50%, 8/15/2026	100,000	102,727
American International Group, Inc.
4.13%, 2/15/2024	59,000	63,142
3.75%, 7/10/2025	24,000	25,348
3.88%, 1/15/2035	180,000	189,025
Assurant, Inc. 4.20%, 9/27/2023	85,000	88,915
Athene Global Funding
2.75%, 4/20/2020 (b)	106,000	106,369
4.00%, 1/25/2022 (b)	44,000	45,664
2.75%, 6/25/2024 (b)	155,000	156,082
Athene Holding Ltd. 4.13%, 1/12/2028	45,000	46,276
Berkshire Hathaway Finance Corp. 4.30%, 5/15/2043	62,000	73,101
Chubb INA Holdings, Inc.
2.88%, 11/3/2022	42,000	43,054
2.70%, 3/13/2023	120,000	122,633

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CNA Financial Corp. 3.95%, 5/15/2024	44,000	47,225
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)
(ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (g) (h)	200,000	207,000
Globe Life, Inc. 4.55%, 9/15/2028	75,000	83,912
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	75,000	83,672
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	21,000	26,592
Harborwalk Funding Trust
(ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (b) (d)	150,000	180,945
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	70,000	77,762
Jackson National Life Global Funding
3.88%, 6/11/2025 (b)	87,000	93,585
3.05%, 4/29/2026 (b)	104,000	107,621
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	27,000	30,133
3.95%, 10/15/2050 (b)	207,000	206,973
Lincoln National Corp.
4.20%, 3/15/2022	20,000	20,946
4.00%, 9/1/2023	50,000	52,969
3.80%, 3/1/2028	80,000	84,603
4.35%, 3/1/2048	160,000	174,075
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (d)	100,000	104,139
Markel Corp. 3.63%, 3/30/2023	40,000	41,577
Massachusetts Mutual Life Insurance Co. 8.88%, 6/1/2039 (b)	19,000	32,352
MetLife, Inc. 4.13%, 8/13/2042	28,000	31,179
New York Life Global Funding
2.00%, 4/13/2021 (b)	29,000	29,009
2.35%, 7/14/2026 (b)	65,000	65,156
New York Life Insurance Co. 4.45%, 5/15/2069 (b)	105,000	123,453
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	103,564
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (d)	134,000	141,763
Principal Financial Group, Inc.
3.13%, 5/15/2023	30,000	30,969
3.70%, 5/15/2029	30,000	32,336
Principal Life Global Funding II 2.15%, 1/10/2020 (b)	100,000	99,998
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (g) (h)	50,000	51,625
Protective Life Global Funding 2.00%, 9/14/2021 (b)	180,000	178,989
Prudential Financial, Inc. 3.91%, 12/7/2047	61,000	65,537
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150,000	193,997
Reliance Standard Life Global Funding II
2.50%, 1/15/2020 (b)	100,000	100,074
3.85%, 9/19/2023 (b)	105,000	110,342
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	50,000	56,744

		4,574,683

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
2.80%, 8/22/2024	66,000	68,673
4.80%, 12/5/2034	65,000	81,237
3.88%, 8/22/2037	80,000	91,917
4.25%, 8/22/2057	100,000	124,472
Booking Holdings, Inc. 3.55%, 3/15/2028	100,000	107,218

		473,517

IT Services — 0.5%
DXC Technology Co.
4.25%, 4/15/2024	34,000	35,663
7.45%, 10/15/2029	50,000	63,318
Fidelity National Information Services, Inc. 4.75%, 5/15/2048	62,000	75,540
Fiserv, Inc.
3.20%, 7/1/2026	70,000	72,519
4.40%, 7/1/2049	65,000	72,980
Global Payments, Inc. 4.15%, 8/15/2049	140,000	146,796
IBM Credit LLC 3.00%, 2/6/2023	110,000	113,178
International Business Machines Corp.
2.25%, 2/19/2021	174,000	174,906
3.30%, 5/15/2026	260,000	274,382
6.22%, 8/1/2027	50,000	62,495
3.50%, 5/15/2029	485,000	520,722
Western Union Co. (The) 3.60%, 3/15/2022	100,000	102,687

		1,715,186

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc. 2.95%, 9/19/2026	30,000	30,906

Machinery — 0.1%
Illinois Tool Works, Inc. 4.88%, 9/15/2041	80,000	103,105
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	75,000	78,344

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Parker-Hannifin Corp.
4.45%, 11/21/2044	30,000	34,786
4.10%, 3/1/2047	21,000	23,417

		239,652

Media — 0.6%
CBS Corp.
3.70%, 8/15/2024	99,000	103,565
4.00%, 1/15/2026	42,000	44,776
Charter Communications Operating LLC 5.38%, 4/1/2038	38,000	42,539
Comcast Cable Holdings LLC 10.13%, 4/15/2022	75,000	88,465
Comcast Corp.
3.95%, 10/15/2025	119,000	129,567
3.15%, 3/1/2026	127,000	133,021
3.55%, 5/1/2028	66,000	70,923
4.25%, 1/15/2033	167,000	192,294
4.20%, 8/15/2034	89,000	101,888
6.50%, 11/15/2035	35,000	49,029
3.90%, 3/1/2038	32,000	35,425
4.60%, 10/15/2038	145,000	173,748
4.00%, 11/1/2049	52,000	57,794
4.95%, 10/15/2058	180,000	230,934
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	67,000	69,215
4.60%, 8/15/2047 (b)	39,000	42,829
Discovery Communications LLC
4.38%, 6/15/2021	78,000	80,647
3.95%, 3/20/2028	42,000	43,768
6.35%, 6/1/2040	90,000	110,040
Fox Corp. 4.71%, 1/25/2029 (b)	65,000	74,194
Time Warner Cable LLC
6.55%, 5/1/2037	50,000	60,052
7.30%, 7/1/2038	50,000	63,775
5.50%, 9/1/2041	100,000	107,771
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	90,000	124,521

		2,230,780

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (b)	200,000	206,829
Newmont Goldcorp Corp. 2.80%, 10/1/2029	90,000	88,827
Nucor Corp. 6.40%, 12/1/2037	30,000	41,332

		336,988

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	55,000	60,154

Multi-Utilities — 0.3%
CMS Energy Corp.
3.88%, 3/1/2024	110,000	115,950
2.95%, 2/15/2027	47,000	47,398
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	38,000	50,872
4.50%, 5/15/2058	54,000	64,098
Consumers Energy Co. 3.25%, 8/15/2046	19,000	19,452
Delmarva Power & Light Co. 4.15%, 5/15/2045	50,000	57,288
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	60,000	60,610
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	50,000	51,984
NiSource, Inc.
2.95%, 9/1/2029	85,000	85,482
6.25%, 12/15/2040	130,000	171,487
San Diego Gas & Electric Co. 5.35%, 5/15/2035	70,000	83,954
Sempra Energy 4.05%, 12/1/2023	62,000	65,631
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	37,000	37,789
2.45%, 10/1/2023	19,000	19,071
3.25%, 6/15/2026	17,000	17,528
5.88%, 3/15/2041	96,000	123,782
4.40%, 6/1/2043	42,000	46,974
3.95%, 10/1/2046	21,000	22,061
WEC Energy Group, Inc. 3.55%, 6/15/2025	43,000	45,729

		1,187,140

Oil, Gas & Consumable Fuels — 2.0%
Apache Corp. 5.10%, 9/1/2040	100,000	99,710
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (b)	120,000	127,083
4.25%, 7/15/2027 (b)	73,000	78,507
Boardwalk Pipelines LP 4.80%, 5/3/2029	70,000	74,359
BP Capital Markets America, Inc.
3.22%, 4/14/2024	221,000	230,175
3.02%, 1/16/2027	35,000	36,193
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	150,000	159,809
3.51%, 3/17/2025	15,000	15,911
3.28%, 9/19/2027	140,000	147,382
Buckeye Partners LP
4.88%, 2/1/2021	15,000	15,220
3.95%, 12/1/2026	23,000	20,254
5.85%, 11/15/2043	100,000	84,712
Canadian Natural Resources Ltd. (Canada)
3.90%, 2/1/2025	65,000	68,589
5.85%, 2/1/2035	50,000	60,814
Cenovus Energy, Inc. (Canada) 6.75%, 11/15/2039	158,000	193,268
Chevron Corp.
2.41%, 3/3/2022	150,000	151,737
2.36%, 12/5/2022	20,000	20,273
2.57%, 5/16/2023	200,000	204,306
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	28,000	31,178
4.13%, 1/16/2025	33,000	34,620
5.38%, 6/26/2026	39,000	43,782

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Enable Midstream Partners LP
4.95%, 5/15/2028	40,000	41,552
4.15%, 9/15/2029	102,000	98,170
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	27,000	28,532
4.50%, 6/10/2044	75,000	82,279
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	60,000	63,593
Encana Corp. (Canada) 7.20%, 11/1/2031	80,000	101,864
Energy Transfer Operating LP
4.75%, 1/15/2026	32,000	34,693
6.05%, 6/1/2041	100,000	114,319
6.50%, 2/1/2042	17,000	20,387
6.25%, 4/15/2049	195,000	236,761
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	50,000	64,460
Enterprise Products Operating LLC
3.90%, 2/15/2024	25,000	26,596
3.75%, 2/15/2025	25,000	26,598
3.70%, 2/15/2026	38,000	40,396
7.55%, 4/15/2038	170,000	250,770
5.10%, 2/15/2045	16,000	18,849
4.20%, 1/31/2050	60,000	64,158
4.95%, 10/15/2054	6,000	6,984
EQM Midstream Partners LP 5.50%, 7/15/2028	130,000	130,042
EQT Corp. 3.90%, 10/1/2027	60,000	52,020
Equinor ASA (Norway)
2.65%, 1/15/2024	143,000	146,887
3.25%, 11/10/2024	23,000	24,354
Exxon Mobil Corp. 3.00%, 8/16/2039	155,000	155,559
Kinder Morgan, Inc. 4.30%, 3/1/2028	140,000	152,154
Magellan Midstream Partners LP
3.20%, 3/15/2025	14,000	14,336
6.40%, 5/1/2037	70,000	89,641
4.20%, 12/1/2042	27,000	27,006
Marathon Petroleum Corp. 3.63%, 9/15/2024	29,000	30,347
MPLX LP
5.25%, 1/15/2025 (b)	45,000	47,497
4.13%, 3/1/2027	52,000	54,869
4.80%, 2/15/2029	61,000	67,406
4.50%, 4/15/2038	140,000	145,192
Noble Energy, Inc.
3.25%, 10/15/2029	110,000	108,894
6.00%, 3/1/2041	114,000	137,706
Occidental Petroleum Corp.
3.00%, 2/15/2027	55,000	54,597
3.50%, 8/15/2029	210,000	213,222
7.88%, 9/15/2031	90,000	121,580
ONEOK Partners LP
3.38%, 10/1/2022	8,000	8,195
5.00%, 9/15/2023	72,000	77,952
6.65%, 10/1/2036	15,000	18,690
ONEOK, Inc.
3.40%, 9/1/2029	60,000	59,380
4.45%, 9/1/2049	220,000	219,615
Petroleos Mexicanos (Mexico)
6.50%, 3/13/2027	270,000	280,488
5.35%, 2/12/2028	42,000	40,189
6.84%, 1/23/2030 (b)	20,000	20,684
6.63%, 6/15/2035	150,000	146,775
6.75%, 9/21/2047	110,000	105,490
7.69%, 1/23/2050 (b)	38,000	39,626
Phillips 66 3.90%, 3/15/2028	70,000	75,477
Phillips 66 Partners LP
3.15%, 12/15/2029	95,000	93,487
4.90%, 10/1/2046	37,000	41,576
Plains All American Pipeline LP
3.60%, 11/1/2024	50,000	51,197
4.65%, 10/15/2025	30,000	32,097
4.30%, 1/31/2043	30,000	27,347
Spectra Energy Partners LP
3.50%, 3/15/2025	19,000	19,763
5.95%, 9/25/2043	25,000	31,704
4.50%, 3/15/2045	7,000	7,618
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	60,000	78,308
6.80%, 5/15/2038	145,000	202,720
Sunoco Logistics Partners Operations LP
3.90%, 7/15/2026	24,000	24,899
6.10%, 2/15/2042	60,000	68,481
5.35%, 5/15/2045	53,000	56,826
TC PipeLines LP 3.90%, 5/25/2027	26,000	27,112
Texas Eastern Transmission LP 3.50%, 1/15/2028 (b)	15,000	15,601
Total Capital International SA (France)
3.70%, 1/15/2024	25,000	26,664
3.46%, 7/12/2049	145,000	153,465
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	70,000	90,600
4.75%, 5/15/2038	80,000	91,386
Valero Energy Corp. 7.50%, 4/15/2032	20,000	27,254
Williams Cos., Inc. (The)
3.90%, 1/15/2025	25,000	26,196
4.85%, 3/1/2048	53,000	56,877

		7,335,891

Pharmaceuticals — 0.5%
Allergan Funding SCS
3.45%, 3/15/2022	52,000	53,295
3.85%, 6/15/2024	42,000	44,321
Allergan, Inc.
3.38%, 9/15/2020	43,000	43,474
2.80%, 3/15/2023	100,000	100,927
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50,000	70,638
Bristol-Myers Squibb Co.
3.20%, 6/15/2026 (b)	187,000	196,056
4.13%, 6/15/2039 (b)	114,000	129,264
Eli Lilly & Co. 4.15%, 3/15/2059	75,000	88,321
Johnson & Johnson

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.38%, 12/5/2033	19,000	22,680
3.40%, 1/15/2038	123,000	133,043
Merck & Co., Inc.
2.80%, 5/18/2023	63,000	64,867
3.70%, 2/10/2045	10,000	11,322
Mylan NV 3.95%, 6/15/2026	35,000	36,219
Mylan, Inc.
3.13%, 1/15/2023 (b)	25,000	25,260
5.40%, 11/29/2043	21,000	22,043
Pfizer, Inc.
3.00%, 12/15/2026	150,000	158,079
3.90%, 3/15/2039	150,000	167,934
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	83,000	84,666
3.20%, 9/23/2026	234,000	241,484

		1,693,893

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (b)	200,000	204,625

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 3/15/2023	50,000	51,540
5.75%, 5/1/2040	85,000	114,411
5.40%, 6/1/2041	126,000	163,916
4.38%, 9/1/2042	25,000	29,104
5.15%, 9/1/2043	77,000	98,607
4.70%, 9/1/2045	35,000	43,125
Canadian Pacific Railway Co. (Canada)
4.50%, 1/15/2022	35,000	36,674
6.13%, 9/15/2115	55,000	82,295
CSX Corp.
5.50%, 4/15/2041	50,000	63,150
4.75%, 11/15/2048	163,000	196,666
3.35%, 9/15/2049	10,000	9,777
ERAC USA Finance LLC
4.50%, 8/16/2021 (b)	45,000	46,832
2.60%, 12/1/2021 (b)	50,000	50,253
7.00%, 10/15/2037 (b)	160,000	227,930
5.63%, 3/15/2042 (b)	12,000	15,214
JB Hunt Transport Services, Inc.
3.85%, 3/15/2024	70,000	73,974
3.88%, 3/1/2026	85,000	90,129
Norfolk Southern Corp.
3.95%, 10/1/2042	70,000	75,838
4.05%, 8/15/2052	40,000	44,212
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (b)	25,000	26,410
3.40%, 11/15/2026 (b)	25,000	25,556
4.20%, 4/1/2027 (b)	75,000	79,824
Ryder System, Inc. 2.25%, 9/1/2021	100,000	99,981
Union Pacific Corp. 4.10%, 9/15/2067	70,000	73,999

		1,819,417

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 4.50%, 12/5/2036	64,000	69,919
Broadcom Corp.
3.63%, 1/15/2024	120,000	122,778
3.88%, 1/15/2027	100,000	100,517
Broadcom, Inc. 4.75%, 4/15/2029 (b)	500,000	528,494

		821,708

Software — 0.4%
Microsoft Corp.
2.65%, 11/3/2022	160,000	164,017
2.38%, 5/1/2023	53,000	54,028
2.00%, 8/8/2023	125,000	125,868
3.50%, 2/12/2035	68,000	75,188
3.45%, 8/8/2036	125,000	138,168
4.00%, 2/12/2055	19,000	22,661
3.95%, 8/8/2056	48,000	56,765
4.50%, 2/6/2057	119,000	155,213
Oracle Corp.
2.50%, 5/15/2022	52,000	52,658
2.40%, 9/15/2023	101,000	102,347
4.30%, 7/8/2034	200,000	232,725
3.90%, 5/15/2035	200,000	222,176
VMware, Inc. 2.95%, 8/21/2022	101,000	102,435

		1,504,249

Specialty Retail — 0.2%
Home Depot, Inc. (The)
3.90%, 12/6/2028	110,000	123,652
4.20%, 4/1/2043	34,000	39,955
Lowe’s Cos., Inc.
3.65%, 4/5/2029	141,000	150,797
4.55%, 4/5/2049	98,000	113,210
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	80,000	84,362
3.60%, 9/1/2027	49,000	52,157

		564,133

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.00%, 2/9/2024	197,000	205,096
2.85%, 5/11/2024	62,000	64,331
2.75%, 1/13/2025	150,000	155,237
3.20%, 5/13/2025	32,000	33,898
2.45%, 8/4/2026	74,000	75,105
3.20%, 5/11/2027	57,000	60,458
3.00%, 6/20/2027	56,000	58,895
3.45%, 2/9/2045	82,000	87,263
3.85%, 8/4/2046	117,000	131,981
3.75%, 9/12/2047	140,000	155,925
2.95%, 9/11/2049	74,000	72,443
Dell International LLC 6.02%, 6/15/2026 (b)	135,000	152,238

		1,252,870

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France) 4.63%, 7/11/2024 (b)	200,000	213,157

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom)

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.39%, 8/15/2037	75,000	72,816

Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.25%, 3/1/2025	48,000	48,824
3.63%, 4/1/2027	85,000	87,827
3.25%, 10/1/2029	220,000	216,432
Aircastle Ltd. 4.40%, 9/25/2023	95,000	99,856
Aviation Capital Group LLC 2.88%, 1/20/2022 (b)	100,000	100,408
BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021 (b)	200,000	198,563
International Lease Finance Corp.
8.63%, 1/15/2022	70,000	79,451
5.88%, 8/15/2022	150,000	164,347
WW Grainger, Inc. 4.60%, 6/15/2045	77,000	90,439

		1,086,147

Water Utilities — 0.0% (c)
American Water Capital Corp.
3.40%, 3/1/2025	34,000	35,700
4.00%, 12/1/2046	52,000	57,216

		92,916

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	200,000	212,604
4.38%, 4/22/2049	200,000	230,306
Crown Castle Towers LLC
3.22%, 5/15/2022 (b)	42,000	42,431
3.66%, 5/15/2025 (b)	60,000	62,822
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	100,000	115,080
Vodafone Group plc (United Kingdom)
4.13%, 5/30/2025	64,000	69,217
5.25%, 5/30/2048	64,000	74,191
4.88%, 6/19/2049	255,000	284,117

		1,090,768

TOTAL CORPORATE BONDS (Cost $79,080,237)		84,350,620

MORTGAGE-BACKED SECURITIES — 17.0%
FHLMC
Pool # 611141, ARM, 4.63%, 1/1/2027 (i)	18,102	18,792
Pool # 846812, ARM, 4.79%, 4/1/2030 (i)	4,194	4,400
Pool # 1B1665, ARM, 4.69%, 4/1/2034 (i)	17,616	18,505
Pool # 1B2844, ARM, 4.66%, 3/1/2035 (i)	30,674	31,890
Pool # 1B3209, ARM, 4.69%, 1/1/2037 (i)	16,072	16,892
FHLMC Gold Pools, 30 Year
Pool # D70244, 6.00%, 4/1/2026	47,165	52,105
Pool # G00981, 8.50%, 7/1/2028	1,536	1,741
Pool # C22459, 6.50%, 2/1/2029	3,242	3,614
Pool # C00785, 6.50%, 6/1/2029	9,887	11,049
Pool # C01292, 6.00%, 2/1/2032	5,958	6,860
Pool # C66034, 6.50%, 4/1/2032	31,938	35,603
Pool # A13625, 5.50%, 10/1/2033	37,146	41,993
Pool # A28796, 6.50%, 11/1/2034	9,065	10,399
Pool # A46417, 7.00%, 4/1/2035	38,691	45,700
Pool # Q48338, 4.50%, 5/1/2047	202,237	214,184
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	33,812	37,093
Pool # U80265, 3.50%, 4/1/2033	477,225	493,650
Pool # U90690, 3.50%, 6/1/2042	466,653	489,466
Pool # U90975, 4.00%, 6/1/2042	230,393	245,448
Pool # U99134, 4.00%, 1/1/2046	260,083	277,086
FNMA
Pool # 303532, ARM, 4.07%, 3/1/2029 (i)	715	724
Pool # 745446, ARM, 4.89%, 4/1/2033 (i)	24,040	25,336
Pool # 722985, ARM, 4.53%, 7/1/2033 (i)	15,609	16,389
Pool # 766610, ARM, 4.61%, 1/1/2034 (i)	32,216	33,700
Pool # 735332, ARM, 4.58%, 8/1/2034 (i)	41,208	43,382
Pool # 735740, ARM, 4.28%, 10/1/2034 (i)	25,473	26,788
Pool # 810896, ARM, 4.10%, 1/1/2035 (i)	88,008	90,912
Pool # 823660, ARM, 4.52%, 5/1/2035 (i)	28,586	29,888
FNMA, 30 Year
Pool # 506427, 9.00%, 4/1/2025	12,578	13,589
Pool # 449336, 8.50%, 10/1/2026	5,471	5,500
Pool # 535442, 8.50%, 6/1/2030	2,346	2,551
FNMA, Other
Pool # AM3498, 2.01%, 6/1/2020	1,000,000	997,073

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # AM0806, 2.45%, 11/1/2022	500,000	508,269
Pool # AM1619, 2.34%, 12/1/2022	264,425	267,379
Pool # AM2747, 2.50%, 4/1/2023	500,000	508,996
Pool # AM3244, 2.52%, 5/1/2023	1,000,000	1,019,213
Pool # AM3851, 3.02%, 7/1/2023	1,000,000	1,038,669
Pool # AN0029, 3.10%, 9/1/2025	985,380	1,044,330
Pool # AM4660, 3.77%, 12/1/2025	296,541	323,431
Pool # AN0890, 2.63%, 3/1/2026	486,900	503,376
Pool # AM6381, 3.29%, 8/1/2026	1,000,000	1,078,683
Pool # AM6392, 3.29%, 8/1/2026	923,767	995,548
Pool # BL0044, 3.71%, 8/1/2026	799,321	870,481
Pool # AM7321, 3.12%, 11/1/2026	969,953	1,035,265
Pool # AM7515, 3.34%, 2/1/2027	1,000,000	1,081,064
Pool # AN1600, 2.59%, 6/1/2028	880,543	910,672
Pool # AN9686, 3.52%, 6/1/2028	500,000	551,907
Pool # AN9656, 3.57%, 7/1/2028	591,801	653,010
Pool # AN2466, 2.57%, 8/1/2028	499,341	514,571
Pool # 109452, 3.64%, 8/1/2028	986,450	1,091,192
Pool # 405220, 6.00%, 9/1/2028	12,339	13,631
Pool # BL1040, 3.81%, 12/1/2028	300,000	338,475
Pool # AN4559, 3.28%, 2/1/2029	1,500,000	1,619,666
Pool # AN4975, 3.21%, 3/1/2029	2,500,000	2,704,411
Pool # AN5672, 3.20%, 6/1/2029	1,494,415	1,615,050
Pool # AN6099, 3.04%, 7/1/2029	900,000	963,818
Pool # AN5998, 3.06%, 7/1/2029	2,892,017	3,090,103
Pool # AN5971, 2.99%, 8/1/2029	1,400,000	1,493,952
Pool # AN6846, 2.93%, 10/1/2029	1,100,000	1,169,393
Pool # AM6811, 3.69%, 10/1/2029	642,808	716,595
Pool # AN9976, 3.96%, 2/1/2030	1,200,000	1,358,553
Pool # AM8692, 3.03%, 4/1/2030	650,000	695,286
Pool # AM8544, 3.08%, 4/1/2030	487,826	521,562
Pool # 754922, 5.50%, 9/1/2033	30,358	33,721
Pool # 847108, 6.50%, 10/1/2035	76,073	83,633
Pool # AL9678, 4.00%, 2/1/2036	1,447,012	1,516,225
Pool # AN1330, 3.19%, 3/1/2036	1,102,954	1,192,542
Pool # 257172, 5.50%, 4/1/2038	4,378	4,692
Pool # AO9352, 4.00%, 7/1/2042	248,767	264,976
Pool # MA1125, 4.00%, 7/1/2042	403,431	429,391
Pool # MA1178, 4.00%, 9/1/2042	194,892	207,451
Pool # MA1437, 3.50%, 5/1/2043	537,466	563,335
Pool # AL6167, 3.50%, 1/1/2044	583,843	611,944
Pool # MA2545, 3.50%, 2/1/2046	1,022,618	1,066,811
Pool # MA2793, 3.50%, 10/1/2046	299,581	312,595
GNMA I, 30 Year
Pool # 326977, 7.50%, 5/15/2023	2,019	2,113
Pool # 359588, 7.50%, 6/15/2023	420	421
Pool # 782507, 9.50%, 10/15/2024	2,958	3,040
Pool # 780029, 9.00%, 11/15/2024	239	242
Pool # 405535, 7.00%, 12/15/2025	1,134	1,209
Pool # 412336, 8.00%, 10/15/2027	1,696	1,867
Pool # 451507, 8.00%, 10/15/2027	2,261	2,297
Pool # 412369, 7.00%, 11/15/2027	1,645	1,789
Pool # 467705, 6.50%, 3/15/2028	1,617	1,790
Pool # 472679, 7.00%, 6/15/2028	4,020	4,386
Pool # 486537, 7.50%, 9/15/2028	2,307	2,490
Pool # 781614, 7.00%, 6/15/2033	5,661	6,734
Pool # 617653, 6.00%, 5/15/2037	30,095	33,270
Pool # 678574, 5.50%, 6/15/2038	722,080	819,301
Pool # 681554, 5.50%, 7/15/2038	681,183	772,873
Pool # 678169, 5.50%, 9/15/2038	378,696	429,689

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # 681568, 5.50%, 9/15/2038	735,615	834,665
Pool # 694458, 6.00%, 10/15/2038	8,887	10,214
Pool # 782510, 6.50%, 12/15/2038	24,249	28,007
GNMA II
Pool # 81008, ARM, 4.25%, 7/20/2034 (i)	54,716	55,179
Pool # 81074, ARM, 4.25%, 9/20/2034 (i)	75,181	75,573
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	865	932
Pool # 2324, 8.00%, 11/20/2026	19,763	22,402
Pool # 2341, 7.50%, 12/20/2026	1,056	1,180
Pool # 2362, 8.00%, 1/20/2027	2,541	2,815
Pool # BJ9823, 3.75%, 4/20/2048	1,866,126	1,964,719
Pool # BP4337, 4.50%, 9/20/2049	800,000	864,524
Pool # BP5551, 4.50%, 9/20/2049	949,955	1,026,573
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	123,040	127,127
UMBS, 15 Year
Pool # 735911, 6.50%, 8/1/2020	546	547
Pool # 840495, 5.50%, 4/1/2022	5,265	5,279
Pool # 899316, 5.50%, 4/1/2022	322	328
Pool # 928637, 6.00%, 9/1/2022	2,472	2,541
Pool # 949415, 4.50%, 3/1/2023	4,363	4,492
Pool # 962871, 4.50%, 5/1/2023	8,607	8,959
UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	3,727	4,153
Pool # 555791, 6.50%, 12/1/2022	3,532	3,935
Pool # 762498, 5.00%, 11/1/2023	75,259	80,445
Pool # 255609, 4.50%, 1/1/2025	9,682	10,180
UMBS, 30 Year
Pool # 250375, 6.50%, 9/1/2025	1,365	1,521
Pool # 338417, 6.50%, 5/1/2026	587	654
Pool # 689977, 8.00%, 3/1/2027	11,314	12,358
Pool # 755973, 8.00%, 11/1/2028	27,150	31,101
Pool # 252211, 6.00%, 1/1/2029	1,710	1,921
Pool # 524949, 7.50%, 3/1/2030	7,399	7,578
Pool # 622534, 3.00%, 9/1/2031	116,331	118,241
Pool # 788150, 6.00%, 3/1/2032	19,779	21,918
Pool # 545639, 6.50%, 4/1/2032	41,054	47,095
Pool # 674349, 6.00%, 3/1/2033	7,045	7,879
Pool # AD0755, 7.00%, 6/1/2035	525,423	613,670
Pool # 833039, 5.00%, 9/1/2035	29,053	32,053
Pool # 745932, 6.50%, 11/1/2036	52,619	60,713
Pool # 944831, 5.50%, 2/1/2038	4,358	4,707
Pool # 961799, 5.50%, 3/1/2038	2,912	3,267
Pool # 976582, 4.50%, 4/1/2038	2,326	2,447
Pool # 985558, 5.50%, 6/1/2038	1,465	1,649
Pool # AL3438, 6.50%, 10/1/2038	587,986	656,652
Pool # AA4236, 4.50%, 4/1/2039	184,299	196,102
Pool # 935241, 4.50%, 5/1/2039	6,527	7,058
Pool # MA2535, 4.50%, 2/1/2046	574,418	616,635
Pool # BH4683, 4.00%, 6/1/2047	434,049	463,510
Pool # BH4684, 4.00%, 6/1/2047	453,029	479,594
Pool # BH4685, 4.00%, 6/1/2047	456,734	479,026
Pool # BK9030, 5.00%, 10/1/2048	1,362,881	1,467,297
Pool # BM5430, 5.00%, 1/1/2049	799,727	879,447
Pool # BN5899, 5.00%, 2/1/2049	307,613	330,429
Pool # BK8745, 4.50%, 4/1/2049	1,174,630	1,260,041
Pool # BN4707, 5.00%, 4/1/2049	1,391,476	1,516,629
Pool # CA3713, 5.00%, 6/1/2049	1,162,144	1,251,184
Pool # BO2170, 4.00%, 7/1/2049	1,293,697	1,347,626
Pool # BO2305, 4.00%, 7/1/2049	316,471	329,694
Pool # BK8758, 4.50%, 7/1/2049	949,564	1,019,416

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # BO5625, 3.50%, 8/1/2049	1,140,000	1,198,643

TOTAL MORTGAGE-BACKED SECURITIES (Cost $59,582,994)		61,612,204

ASSET-BACKED SECURITIES — 10.8%
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	111,390	117,973
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	81,550	85,285
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	246,688	254,428
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	175,528	178,956
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	11,527	11,863
Series 2013-1, Class A, 4.00%, 7/15/2025	58,237	61,329
Series 2017-2, Class B, 3.70%, 10/15/2025	101,575	102,134
Series 2014-1, Class A, 3.70%, 10/1/2026	37,596	39,431
Series 2016-2, Class A, 3.65%, 6/15/2028	14,032	14,623
Series 2016-3, Class AA, 3.00%, 10/15/2028	212,584	216,507
Series 2017-1, Class AA, 3.65%, 2/15/2029	141,076	149,922
Series 2019-1, Class A, 3.50%, 2/15/2032	275,000	285,120
American Credit Acceptance Receivables Trust Series 2016-4, Class C, 2.91%, 2/13/2023 (b)	22,168	22,178
American Homes 4 Rent
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (b)	380,000	400,893
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	100,000	109,166
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	412,535	434,070
Series 2014-SFR2, Class C, 4.71%, 10/17/2036 ‡ (b)	200,000	215,857
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	228,794	239,940
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	200,000	225,102
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 ‡ (b)	200,000	218,072
AmeriCredit Automobile Receivables Trust Series 2016-4, Class B, 1.83%, 12/8/2021	600,000	599,281
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (b)	11,200	11,198
B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	62,847	62,898
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	82,180	86,881
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	109,956	115,761
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	150,000	156,378
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	259,573	262,114
Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	322,089	327,773
Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	723,837	742,799
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	77,000	77,132
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	366,003	365,202
Capital Auto Receivables Asset Trust
Series 2016-2, Class A4, 1.63%, 1/20/2021	3,534	3,533
Series 2018-1, Class A3, 2.79%, 1/20/2022 (b)	545,633	547,138
Carnow Auto Receivables Trust Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	17,984	17,983
Carvana Auto Receivables Trust
Series 2019-2A, Class C, 3.00%, 6/17/2024 (b)	675,000	679,291
Series 2019-3A, Class C, 2.71%, 10/15/2024 (b)	875,000	876,152
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A3, 1.64%, 7/15/2021 (b)	10,841	10,839
Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	136,016	143,238
CoreVest American Finance Trust Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (b)	500,000	521,791
CPS Auto Receivables Trust Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	172,000	173,237
CPS Auto Trust Series 2018-C, Class C, 3.68%, 6/17/2024 (b)	1,901,000	1,933,697
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	71,278	71,307
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	250,000	251,498
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	78,516	91,343

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CWABS Revolving Home Equity Loan Trust Series 2004-K, Class 2A, 2.33%, 2/15/2034 ‡ (i)	1,937	1,924
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 2.77%, 3/25/2034 ‡ (i)	26,226	26,356
Series 2004-1, Class M2, 2.84%, 3/25/2034 ‡ (i)	6,547	6,530
Series 2004-1, Class 3A, 2.58%, 4/25/2034 ‡ (i)	1,056	1,019
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	330,714	352,302
Drive Auto Receivables Trust
Series 2017-AA, Class C, 2.98%, 1/18/2022 (b)	23,076	23,099
Series 2017-1, Class C, 2.84%, 4/15/2022	58,342	58,380
Series 2015-DA, Class D, 4.59%, 1/17/2023 (b)	92,966	93,326
Series 2017-1, Class D, 3.84%, 3/15/2023	262,000	264,982
Series 2017-2, Class C, 2.75%, 9/15/2023	112,679	112,775
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	570,000	576,399
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	220,000	223,343
Series 2017-AA, Class D, 4.16%, 5/15/2024 (b)	127,000	129,046
Series 2019-4, Class C, 2.51%, 11/17/2025	375,000	375,384
Series 2019-1, Class D, 4.09%, 6/15/2026	170,000	176,042
DT Auto Owner Trust
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	90,056	90,523
Series 2017-1A, Class D, 3.55%, 11/15/2022 (b)	115,000	115,765
Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	39,491	39,511
Series 2017-3A, Class D, 3.58%, 5/15/2023 (b)	105,000	105,852
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	45,315	45,333
Exeter Automobile Receivables Trust
Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	18,367	18,378
Series 2016-1A, Class C, 5.52%, 10/15/2021 (b)	66,054	66,478
Series 2017-3A, Class A, 2.05%, 12/15/2021 (b)	7,165	7,164
Series 2018-4A, Class B, 3.64%, 11/15/2022 (b)	196,000	197,756
Series 2017-1A, Class C, 3.95%, 12/15/2022 (b)	60,000	60,702
Series 2018-1A, Class C, 3.03%, 1/17/2023 (b)	155,000	155,814
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	590,000	595,982
Flagship Credit Auto Trust
Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	33,962	34,008
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	76,000	77,009
Series 2016-1, Class C, 6.22%, 6/15/2022 (b)	250,000	258,309
Series 2016-4, Class C, 2.71%, 11/15/2022 (b)	249,000	250,068
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	428,269	447,906
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	74,908	74,892
FORT CRE LLC Series 2018-1A, Class C, 4.88%, 11/16/2035 ‡ (b) (i)	760,000	765,247
FREED ABS Trust Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	276,116	278,137
GM Financial Automobile Leasing Trust
Series 2018-1, Class A3, 2.61%, 1/20/2021	283,881	284,270
Series 2018-2, Class A3, 3.06%, 6/21/2021	404,000	405,963
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	19,209	19,214
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	69,778	72,620
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	279,958	285,975
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	190,921	190,683
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	241,489	252,580
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	61,716	62,716
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	168,445	177,464
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	115,500	115,794
Hyundai Auto Receivables Trust Series 2016-A, Class D, 3.23%, 12/15/2022	1,220,000	1,230,222
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024 (b)	660,000	667,209
Long Beach Mortgage Loan Trust Series 2003-4, Class M1, 3.04%, 8/25/2033 ‡ (i)	26,739	26,645

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2004-1, Class M1, 2.77%, 2/25/2034 ‡ (i)	58,135	57,909
Series 2004-1, Class M2, 2.84%, 2/25/2034 ‡ (i)	6,721	6,736
Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	625,000	632,567
Marlette Funding Trust Series 2018-1A, Class A, 2.61%, 3/15/2028 (b)	21,191	21,195
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	238,160	242,457
New Century Home Equity Loan Trust Series 2005-1, Class M1, 2.69%, 3/25/2035 ‡ (i)	100,462	100,686
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	129,000	129,544
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	270,000	277,734
OneMain Financial Issuance Trust Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	69,804	70,046
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	250,000	249,948
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (b)	253,000	255,794
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (b)	801,000	821,073
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	560,000	563,571
Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83%, 9/25/2058 ‡ (b) (f)	241,135	242,453
Progress Residential Trust
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	432,282	431,321
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	100,000	100,031
Series 2019-SFR4, Class D, 3.14%, 11/17/2036 (b)	800,000	802,757
Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	170,124	170,978
Purchasing Power Funding LLC Series 2018-A, Class A, 3.34%, 8/15/2022 (b)	730,000	731,188
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	69,753	72,376
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (b)	242,896	244,896
Santander Drive Auto Receivables Trust
Series 2018-3, Class A3, 3.03%, 2/15/2022	184,316	184,465
Series 2018-1, Class D, 3.32%, 3/15/2024	346,000	350,279
Series 2019-2, Class C, 2.90%, 10/15/2024	190,000	193,056
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	300,000	301,217
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	19,761	19,812
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	56,386	58,778
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	35,516	36,243
Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/15/2025	809,000	826,307
Series 2019-A2, Class A, 2.34%, 6/15/2025	850,000	857,001
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	370,000	379,508
TCF Auto Receivables Owner Trust Series 2016-PT1A, Class A, 1.93%, 6/15/2022 (b)	90,202	90,091
Tricolor Auto Securitization Trust Series 2018-1A, Class A, 5.05%, 12/15/2020 (b)	288,421	289,069
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (b)	127,685	127,489
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	150,530	162,591
Series 2016-1, Class B, 3.65%, 1/7/2026	57,521	58,448
Series 2018-1, Class B, 4.60%, 3/1/2026	36,753	38,311
Series 2014-1, Class A, 4.00%, 4/11/2026	56,325	59,783
Series 2016-2, Class AA, 2.88%, 10/7/2028	89,428	90,322
Series 2019-1, Class AA, 4.15%, 8/25/2031	280,000	305,691
Series 2019-2, Class AA, 2.70%, 5/1/2032	222,000	221,543
Upgrade Receivables Trust Series 2018-1A, Class A, 3.76%, 11/15/2024 (b)	90,587	90,877
US Auto Funding LLC
Series 2019-1A, Class B, 3.99%, 12/15/2022 (b)	550,000	559,448
Series 2018-1A, Class A, 5.50%, 7/15/2023 (b)	295,440	302,241

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049 ‡ (b) (f)	850,000	850,513
Verizon Owner Trust
Series 2017-2A, Class A, 1.92%, 12/20/2021 (b)	276,434	276,179
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	388,000	387,913
Series 2018-A, Class A1A, 3.23%, 4/20/2023	400,000	407,761
Veros Automobile Receivables Trust Series 2017-1, Class A, 2.84%, 4/17/2023 (b)	7,345	7,345
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (b) (f)	247,212	247,590
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 ‡ (b) (f)	186,293	186,777
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048 ‡ (b) (f)	198,488	199,063
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048 ‡ (b) (f)	595,048	597,113
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049 ‡ (b) (f)	441,025	444,036
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 (b) (f)	715,000	716,208
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	114,178	114,638
Westlake Automobile Receivables Trust
Series 2016-3A, Class C, 2.46%, 1/18/2022 (b)	76,652	76,654
Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	36,374	36,395
Series 2018-1A, Class C, 2.92%, 5/15/2023 (b)	830,000	832,702
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	375,000	383,305

TOTAL ASSET-BACKED SECURITIES (Cost $38,458,859)		39,000,431

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.1%
Acre 6.84%, 12/15/2020	500,000	500,000
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	856,105	914,153
Series 2005-J1, Class 1A4, IF, IO, 3.08%, 2/25/2035 ‡ (i)	38,412	521
Series 2005-22T1, Class A2, IF, IO, 3.05%, 6/25/2035 ‡ (i)	432,495	60,628
Series 2005-20CB, Class 3A8, IF, IO, 2.73%, 7/25/2035 ‡ (i)	243,194	29,056
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	332,846	331,741
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	144,305	137,183
ARIVO 10/2/2019 ‡	390,045	390,045
Banc of America Alternative Loan Trust Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	1,568	1,324
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	17,421	15,309
Series 2005-E, Class 4A1, 4.68%, 3/20/2035 (i)	10,735	10,812
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	91,661	89,373
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	15,951	13,771
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 4.56%, 10/25/2033 (i)	20,845	21,265
Series 2006-1, Class A1, 4.91%, 2/25/2036 (i)	81,953	83,977
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 4.12%, 5/20/2034 (i)	11,802	11,987
Series 2004-HYB3, Class 2A, 3.83%, 6/20/2034 (i)	20,833	21,367
Series 2004-7, Class 2A1, 4.60%, 6/25/2034 (i)	23,341	24,335
Series 2005-16, Class A23, 5.50%, 9/25/2035	54,728	50,735
Series 2005-22, Class 2A1, 3.96%, 11/25/2035 (i)	109,858	99,620
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	52	45
Series 2003-HYB1, Class A, 4.31%, 9/25/2033 (i)	10,279	10,532
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	1,371	1,398
Series 2005-1, Class 2A1A, 3.32%, 2/25/2035 (i)	45,965	39,862
csma sfr 4/25/2023 ‡	894,635	894,546
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	73,770	94,497
DT Asset Trust 5.84%, 12/16/2022	500,000	500,181
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	26,252	27,426

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
FHLMC, REMIC
Series 99, Class Z, 9.50%, 1/15/2021	1	1
Series 1065, Class J, 9.00%, 4/15/2021	78	81
Series 1113, Class J, 8.50%, 6/15/2021	2	2
Series 1250, Class J, 7.00%, 5/15/2022	544	567
Series 1316, Class Z, 8.00%, 6/15/2022	1,667	1,759
Series 1324, Class Z, 7.00%, 7/15/2022	2,826	2,935
Series 1343, Class LB, 7.50%, 8/15/2022	2,667	2,820
Series 1343, Class LA, 8.00%, 8/15/2022	12,954	13,727
Series 1395, Class G, 6.00%, 10/15/2022	1,580	1,640
Series 1394, Class ID, IF, 9.57%, 10/15/2022 (i)	1,758	1,921
Series 2535, Class BK, 5.50%, 12/15/2022	13,503	13,846
Series 1798, Class F, 5.00%, 5/15/2023	6,116	6,310
Series 1518, Class G, IF, 6.94%, 5/15/2023 (i)	2,352	2,515
Series 1505, Class Q, 7.00%, 5/15/2023	1,240	1,317
Series 1541, Class O, 1.03%, 7/15/2023 (i)	2,568	2,532
Series 2638, Class DS, IF, 6.57%, 7/15/2023 (i)	15,917	16,515
Series 1577, Class PV, 6.50%, 9/15/2023	68,723	72,996
Series 1584, Class L, 6.50%, 9/15/2023	41,019	43,563
Series 1633, Class Z, 6.50%, 12/15/2023	43,048	45,324
Series 1638, Class H, 6.50%, 12/15/2023	55,290	58,904
Series 2283, Class K, 6.50%, 12/15/2023	6,204	6,579
Series 1700, Class GA, PO, 2/15/2024	976	953
Series 1865, Class D, PO, 2/15/2024	4,026	3,866
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	2,387	2,797
Series 1694, Class PK, 6.50%, 3/15/2024	4,760	5,054
Series 2033, Class SN, HB, IF, 26.24%, 3/15/2024 (i)	1,446	285
Series 2306, Class K, PO, 5/15/2024	1,942	1,875
Series 2306, Class SE, IF, IO, 9.02%, 5/15/2024 (i)	4,661	668
Series 1863, Class Z, 6.50%, 7/15/2026	12,875	13,691
Series 1981, Class Z, 6.00%, 5/15/2027	6,274	6,748
Series 1987, Class PE, 7.50%, 9/15/2027	7,964	9,158
Series 1999, Class PU, 7.00%, 10/15/2027	26,468	28,997
Series 2031, Class PG, 7.00%, 2/15/2028	51,471	58,280
Series 2035, Class PC, 6.95%, 3/15/2028	53,359	59,342
Series 2038, Class PN, IO, 7.00%, 3/15/2028	3,521	572
Series 2057, Class PE, 6.75%, 5/15/2028	71,802	80,764
Series 2054, Class PV, 7.50%, 5/15/2028	10,099	11,496
Series 2064, Class TE, 7.00%, 6/15/2028	12,332	13,915
Series 2075, Class PH, 6.50%, 8/15/2028	11,331	12,639
Series 2095, Class PE, 6.00%, 11/15/2028	37,744	41,620
Series 2132, Class SB, HB, IF, 21.45%, 3/15/2029 (i)	2,065	3,150
Series 2178, Class PB, 7.00%, 8/15/2029	21,033	23,961
Series 2182, Class ZB, 8.00%, 9/15/2029	35,179	40,683
Series 2204, Class GB, 8.00%, 12/20/2029 ‡ (i)	431	431
Series 2247, Class Z, 7.50%, 8/15/2030	7,044	8,105
Series 2259, Class ZC, 7.35%, 10/15/2030	118,810	140,437
Series 2325, Class PM, 7.00%, 6/15/2031	5,559	6,444
Series 2359, Class ZB, 8.50%, 6/15/2031	22,681	27,115
Series 2344, Class ZD, 6.50%, 8/15/2031	41,803	49,070
Series 2344, Class ZJ, 6.50%, 8/15/2031	7,156	7,982
Series 2345, Class NE, 6.50%, 8/15/2031	3,177	3,630
Series 2367, Class ME, 6.50%, 10/15/2031	60,891	67,818
Series 2390, Class DO, PO, 12/15/2031	6,569	6,192
Series 2410, Class OE, 6.38%, 2/15/2032	9,155	9,897
Series 2410, Class QX, IF, IO, 6.62%, 2/15/2032 (i)	12,007	2,648
Series 2412, Class SP, IF, 12.04%, 2/15/2032 (i)	13,360	17,223
Series 2410, Class QS, IF, 14.23%, 2/15/2032 (i)	10,355	14,428
Series 2444, Class ES, IF, IO, 5.92%, 3/15/2032 (i)	15,300	2,817
Series 2450, Class SW, IF, IO, 5.97%, 3/15/2032 (i)	10,200	1,817

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2423, Class MC, 7.00%, 3/15/2032	24,631	28,511
Series 2423, Class MT, 7.00%, 3/15/2032	36,611	42,566
Series 2647, Class A, 3.25%, 4/15/2032	45,556	46,990
Series 3688, Class NI, IO, 5.00%, 4/15/2032	6,577	16
Series 2435, Class CJ, 6.50%, 4/15/2032	86,190	98,390
Series 2455, Class GK, 6.50%, 5/15/2032	25,318	29,140
Series 2484, Class LZ, 6.50%, 7/15/2032	17,473	20,438
Series 2500, Class MC, 6.00%, 9/15/2032	54,971	62,387
Series 2543, Class YX, 6.00%, 12/15/2032	753,112	836,204
Series 2544, Class HC, 6.00%, 12/15/2032	59,576	68,152
Series 2574, Class PE, 5.50%, 2/15/2033	267,984	302,844
Series 2575, Class ME, 6.00%, 2/15/2033	108,595	122,671
Series 2586, Class WI, IO, 6.50%, 3/15/2033	8,343	1,681
Series 4189, Class MI, IO, 3.00%, 6/15/2033	4,002,573	143,451
Series 2764, Class UG, 5.00%, 3/15/2034	220,995	245,584
Series 2949, Class GE, 5.50%, 3/15/2035	293,644	330,246
Series 3047, Class OD, 5.50%, 10/15/2035	300,000	333,260
Series 3085, Class VS, HB, IF, 20.61%, 12/15/2035 (i)	63,686	98,835
Series 3098, Class KG, 5.50%, 1/15/2036	228,131	261,487
Series 3117, Class EO, PO, 2/15/2036	20,694	18,658
Series 3260, Class CS, IF, IO, 4.11%, 1/15/2037 (i)	19,332	3,175
Series 3380, Class SI, IF, IO, 4.34%, 10/15/2037 (i)	1,144,683	184,938
Series 3385, Class SN, IF, IO, 3.97%, 11/15/2037 (i)	18,513	2,282
Series 3387, Class SA, IF, IO, 4.39%, 11/15/2037 (i)	46,642	8,245
Series 3423, Class PB, 5.50%, 3/15/2038	230,494	259,035
Series 3451, Class SA, IF, IO, 4.02%, 5/15/2038 (i)	18,463	2,310
Series 3455, Class SE, IF, IO, 4.17%, 6/15/2038 (i)	163,430	25,425
Series 3786, Class PD, 4.50%, 1/15/2041	407,000	472,070
Series 4029, Class MU, 3.50%, 4/15/2042	640,128	644,564
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	40,657	7,747
Series 239, Class S30, IF, IO, 5.67%, 8/15/2036 (i)	43,559	7,754
Series 262, Class 35, 3.50%, 7/15/2042	234,193	247,752
Series 299, Class 300, 3.00%, 1/15/2043	218,930	229,282
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.41%, 7/25/2032 (i)	9,348	10,349
Series T-54, Class 2A, 6.50%, 2/25/2043	64,428	77,426
Series T-54, Class 3A, 7.00%, 2/25/2043	27,809	33,175
Series T-56, Class APO, PO, 5/25/2043	151,994	140,756
Series T-58, Class APO, PO, 9/25/2043	13,287	11,235
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	94,402	77,112
FNMA 1/1/2031 (j)	700,000	710,500
FNMA Trust, Whole Loan Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	15,754	18,065
FNMA, REMIC
Series 1990-1, Class D, 8.80%, 1/25/2020	2	2
Series 1990-10, Class L, 8.50%, 2/25/2020	71	71
Series 1990-93, Class G, 5.50%, 8/25/2020	22	22
Series 1990-143, Class J, 8.75%, 12/25/2020	51	52
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	2	6
Series 2001-4, Class PC, 7.00%, 3/25/2021	4,842	4,903
Series 2002-1, Class HC, 6.50%, 2/25/2022	3,570	3,661
Series 1992-101, Class J, 7.50%, 6/25/2022	5,847	6,180
Series G92-42, Class Z, 7.00%, 7/25/2022	270	277
Series G92-44, Class ZQ, 8.00%, 7/25/2022	150	156
Series 1996-59, Class J, 6.50%, 8/25/2022	705	736
Series 1992-143, Class MA, 5.50%, 9/25/2022	998	1,027
Series G92-54, Class ZQ, 7.50%, 9/25/2022	1,817	1,890
Series G92-59, Class F, 1.86%, 10/25/2022 (i)	221	222
Series G92-61, Class Z, 7.00%, 10/25/2022	728	761

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series G92-66, Class KA, 6.00%, 12/25/2022	1,871	1,941
Series G92-66, Class KB, 7.00%, 12/25/2022	8,847	9,330
Series G93-1, Class KA, 7.90%, 1/25/2023	2,428	2,586
Series 1997-61, Class ZC, 7.00%, 2/25/2023	17,879	18,861
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	2,796	2,982
Series 1998-43, Class SA, IF, IO, 18.75%, 4/25/2023 (i)	7,622	1,752
Series 1993-146, Class E, PO, 5/25/2023	5,929	5,718
Series 1993-84, Class M, 7.50%, 6/25/2023	433,124	463,148
Series 1993-205, Class H, PO, 9/25/2023	2,065	1,987
Series 1993-155, Class PJ, 7.00%, 9/25/2023	16,988	18,140
Series 1993-165, Class SD, IF, 12.41%, 9/25/2023 (i)	492	533
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	2,452	2,650
Series 1993-203, Class PL, 6.50%, 10/25/2023	22,142	24,678
Series 1995-19, Class Z, 6.50%, 11/25/2023	25,010	27,874
Series 1993-230, Class FA, 2.75%, 12/25/2023 (i)	679	683
Series 1993-223, Class PZ, 6.50%, 12/25/2023	53,044	56,004
Series 1993-225, Class UB, 6.50%, 12/25/2023	22,915	24,586
Series 2003-128, Class DY, 4.50%, 1/25/2024	264,260	274,408
Series 1994-37, Class L, 6.50%, 3/25/2024	46,070	48,957
Series 1994-72, Class K, 6.00%, 4/25/2024	403,703	445,893
Series 1995-2, Class Z, 8.50%, 1/25/2025	5,887	6,517
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	20,506	501
Series 1997-39, Class PD, 7.50%, 5/20/2027	7,102	8,067
Series 1997-46, Class PL, 6.00%, 7/18/2027	11,285	12,244
Series 1998-36, Class ZB, 6.00%, 7/18/2028	3,532	3,893
Series 1998-46, Class GZ, 6.50%, 8/18/2028	13,963	15,562
Series 1998-58, Class PC, 6.50%, 10/25/2028	28,056	31,202
Series 1999-39, Class JH, IO, 6.50%, 8/25/2029	61,824	5,991
Series 2000-52, IO, 8.50%, 1/25/2031	2,423	516
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	76,950	13,002
Series 2001-30, Class PM, 7.00%, 7/25/2031	23,370	27,314
Series 2001-36, Class DE, 7.00%, 8/25/2031	41,491	47,553
Series 2001-44, Class PD, 7.00%, 9/25/2031	3,809	4,404
Series 2001-61, Class Z, 7.00%, 11/25/2031	58,133	67,889
Series 2002-1, Class SA, IF, 18.63%, 2/25/2032 (i)	1,208	1,676
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	65,776	2,489
Series 2002-15, PO, 4/25/2032	47,685	44,941
Series 2002-28, Class PK, 6.50%, 5/25/2032	24,981	28,471
Series 2002-68, Class SH, IF, IO, 5.96%, 10/18/2032 (i)	51,051	7,802
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	28,103	32,699
Series 2002-77, Class S, IF, 10.78%, 12/25/2032 (i)	5,375	6,568
Series 2003-22, Class UD, 4.00%, 4/25/2033	127,655	136,951
Series 2003-47, Class PE, 5.75%, 6/25/2033	21,563	24,292
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	27,865	6,418
Series 2004-4, Class QM, IF, 10.16%, 6/25/2033 (i)	23,848	26,076
Series 2003-64, Class SX, IF, 8.50%, 7/25/2033 (i)	4,635	5,474
Series 2003-132, Class OA, PO, 8/25/2033	6,449	6,071
Series 2003-71, Class DS, IF, 4.67%, 8/25/2033 (i)	28,637	31,269
Series 2003-91, Class SD, IF, 9.14%, 9/25/2033 (i)	7,121	8,487
Series 2003-116, Class SB, IF, IO, 5.58%, 11/25/2033 (i)	71,050	12,659
Series 2003-131, Class CH, 5.50%, 1/25/2034	88,782	99,917
Series 2003-130, Class SX, IF, 8.49%, 1/25/2034 (i)	1,887	2,198
Series 2004-35, Class AZ, 4.50%, 5/25/2034	115,993	124,861
Series 2004-46, Class SK, IF, 10.95%, 5/25/2034 (i)	25,233	32,021
Series 2004-36, Class SA, IF, 13.97%, 5/25/2034 (i)	53,634	77,440
Series 2004-51, Class SY, IF, 10.20%, 7/25/2034 (i)	4,570	5,503
Series 2004-79, Class ZE, 5.50%, 11/25/2034	496,179	583,702
Series 2004-91, Class HC, 6.00%, 12/25/2034	687,847	807,432
Series 2005-68, Class BC, 5.25%, 6/25/2035	21,954	22,026
Series 2005-45, Class DC, IF, 16.91%, 6/25/2035 (i)	81,700	113,558

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2005-84, Class XM, 5.75%, 10/25/2035	57,159	63,439
Series 2006-22, Class AO, PO, 4/25/2036	32,706	29,709
Series 2006-46, Class SW, IF, 16.80%, 6/25/2036 (i)	10,418	15,539
Series 2007-7, Class SG, IF, IO, 4.48%, 8/25/2036 (i)	42,337	10,809
Series 2006-110, PO, 11/25/2036	28,523	25,894
Series 2006-117, Class GS, IF, IO, 4.63%, 12/25/2036 (i)	41,054	6,513
Series 2007-53, Class SH, IF, IO, 4.08%, 6/25/2037 (i)	53,175	7,468
Series 2007-88, Class VI, IF, IO, 4.52%, 9/25/2037 (i)	90,130	18,122
Series 2007-100, Class SM, IF, IO, 4.43%, 10/25/2037 (i)	54,896	9,383
Series 2008-1, Class BI, IF, IO, 3.89%, 2/25/2038 (i)	50,858	8,180
Series 2008-16, Class IS, IF, IO, 4.18%, 3/25/2038 (i)	10,329	1,109
Series 2008-46, Class HI, IO, 2.07%, 6/25/2038 (i)	42,838	2,565
Series 2008-53, Class CI, IF, IO, 5.18%, 7/25/2038 (i)	22,711	3,300
Series 2009-112, Class ST, IF, IO, 4.23%, 1/25/2040 (i)	46,352	8,090
Series 2010-35, Class SB, IF, IO, 4.40%, 4/25/2040 (i)	18,202	2,356
Series 2010-80, Class PZ, 5.00%, 7/25/2040	317,303	378,380
Series 2010-102, Class PN, 5.00%, 9/25/2040	580,000	658,663
Series 2010-134, Class KZ, 4.50%, 12/25/2040	1,389,859	1,499,484
Series 2012-30, Class DZ, 4.00%, 4/25/2042	269,837	293,852
Series 2013-67, Class KZ, 2.50%, 4/25/2043	818,250	813,546
Series 2013-128, PO, 12/25/2043	203,908	181,407
Series 2014-38, Class QI, IO, 5.50%, 12/25/2043	699,570	108,102
Series 2014-19, Class Z, 4.50%, 4/25/2044	473,684	554,523
Series 2016-38, Class NA, 3.00%, 1/25/2046	162,534	167,714
FNMA, REMIC Trust, Whole Loan
Series 1999-W1, PO, 2/25/2029	18,253	16,316
Series 1999-W4, Class A9, 6.25%, 2/25/2029	72,411	78,459
Series 2002-W7, Class A4, 6.00%, 6/25/2029	181,584	204,248
Series 2003-W1, Class 1A1, 5.31%, 12/25/2042 (i)	184,458	201,665
Series 2003-W1, Class 2A, 5.82%, 12/25/2042 (i)	26,566	29,500
FNMA, REMIC, Whole Loan Series 2003-7, Class A1, 6.50%, 12/25/2042	131,886	149,304
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	4,072	3,778
Series 365, Class 8, IO, 5.50%, 5/25/2036	17,330	3,583
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.92%, 6/19/2035 (i)	94,275	94,211
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	39,684	39,645
Series 2000-36, Class PB, 7.50%, 11/16/2030	168,314	168,132
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	965	1
Series 2001-10, Class PE, 6.50%, 3/16/2031	405,869	405,563
Series 2003-24, PO, 3/16/2033	2,082	1,969
Series 2004-28, Class S, IF, 14.09%, 4/16/2034 (i)	17,073	24,257
Series 2006-38, Class OH, 6.50%, 8/20/2036	500,000	598,744
Series 2007-45, Class QA, IF, IO, 4.60%, 7/20/2037 (i)	71,286	8,449
Series 2009-79, Class OK, PO, 11/16/2037	43,026	39,600
Series 2007-76, Class SA, IF, IO, 4.49%, 11/20/2037 (i)	55,434	6,523
Series 2008-2, Class MS, IF, IO, 5.13%, 1/16/2038 (i)	52,684	9,517
Series 2015-137, Class WA, 5.48%, 1/20/2038 (i)	316,485	361,708
Series 2009-106, Class ST, IF, IO, 3.96%, 2/20/2038 (i)	188,877	25,647
Series 2008-55, Class SA, IF, IO, 4.16%, 6/20/2038 (i)	33,713	5,410
Series 2009-6, Class SA, IF, IO, 4.07%, 2/16/2039 (i)	22,171	2,431
Series 2009-6, Class SH, IF, IO, 4.00%, 2/20/2039 (i)	70,788	6,240
Series 2009-31, Class TS, IF, IO, 4.26%, 3/20/2039 (i)	77,958	5,546
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	51,708	9,234
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	38,882	9,547
Series 2009-22, Class SA, IF, IO, 4.23%, 4/20/2039 (i)	97,869	9,885
Series 2009-102, Class SM, IF, IO, 4.37%, 6/16/2039 (i)	9,469	228
Series 2009-64, Class SN, IF, IO, 4.07%, 7/16/2039 (i)	82,578	10,450
Series 2009-104, Class KB, 5.50%, 11/16/2039	236,000	301,394
Series 2010-130, Class CP, 7.00%, 10/16/2040	62,375	73,364

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2011-75, Class SM, IF, IO, 4.56%, 5/20/2041 (i)	117,639	17,544
Series 2013-69, Class MA, 1.50%, 8/20/2042	464,984	454,411
Series 2016-135, Class Z, 3.00%, 10/20/2046	218,265	225,510
Series 2011-H19, Class FA, 2.70%, 8/20/2061 (i)	525,547	525,430
Series 2012-H23, Class SA, 2.76%, 10/20/2062 (i)	550,219	571,165
Series 2013-H08, Class FC, 2.68%, 2/20/2063 (i)	528,968	528,569
Series 2013-H09, Class HA, 1.65%, 4/20/2063	221,368	219,672
Series 2014-H17, Class FC, 2.73%, 7/20/2064 (i)	288,743	288,888
Series 2015-H16, Class FG, 2.67%, 7/20/2065 (i)	615,530	614,450
Series 2015-H30, Class FE, 2.83%, 11/20/2065 (i)	787,660	791,187
Series 2016-H11, Class FD, 3.13%, 5/20/2066 (i)	195,120	195,707
Series 2016-H26, Class FC, 3.23%, 12/20/2066 (i)	153,919	156,288
Series 2017-H14, Class FV, 2.73%, 6/20/2067 (i)	397,475	397,675
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	504,889	499,392
GSR Mortgage Loan Trust
Series 2004-6F, Class 1A2, 5.00%, 5/25/2034	43,394	44,084
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	109,041	117,322
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	45,429	47,983
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (b) (f)	390,000	390,943
Series 2019-RPL1, 3.97%, 6/25/2024 (b) (f)	675,000	678,458
Impac Secured Assets Trust Series 2006-1, Class 2A1, 2.37%, 5/25/2036 (i)	21,561	21,942
JP Morgan Mortgage Trust Series 2006-A2, Class 5A3, 4.52%, 11/25/2033 (i)	25,895	26,803
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.79%, 4/21/2034 (i)	16,175	16,510
MASTR Alternative Loan Trust
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	64,791	67,091
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	57,821	61,290
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	87,149	90,510
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	8,460	7,326
MASTR Asset Securitization Trust
Series 2003-12, Class 15PO, PO, 12/25/2018 ‡	76	76
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	82	45
Series 2004-8, PO, 8/25/2019 ‡	396	282
Series 2003-11, Class 9A6, 5.25%, 12/25/2033	103,215	105,643
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	14,688	12,308
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (i)	28,317	28,488
PHH Alternative Mortgage Trust Series 2007-2, Class 2X, IO, 6.00%, 5/25/2037 ‡	169,961	40,013
RALI Trust
Series 2003-QS9, Class A3, IF, IO, 5.53%, 5/25/2018 ‡ (i)	537	—	(k)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	628	614
Residential Asset Securitization Trust Series 2003-A14, Class A1, 4.75%, 2/25/2019	25	20
RFMSI Trust Series 2005-SA4, Class 1A1, 4.05%, 9/25/2035 (i)	34,941	32,273
Rmip Frn 8/25/2021 ‡	995,929	995,929
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (b)	2,478	2,476
SART
4.75%, 7/15/2024	654,450	668,933
4.76%, 6/15/2025	771,451	788,253
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058	759,219	796,914
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	294,569	317,621
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (f)	495,000	495,706
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.30%, 2/15/2024 (i)	19,283	20,234
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	242,313	258,541
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	55,031	61,300
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	29,253	32,497
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	116,248	130,131
Series 1998-1, Class 2E, 7.00%, 3/15/2028	30,999	35,129
vMobo, Inc. 7.50%, 6/15/2024	550,000	550,000

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.41%, 8/25/2033 (i)	6,556	6,771
Series 2003-AR9, Class 1A6, 4.32%, 9/25/2033 (i)	29,950	31,084
Series 2004-AR3, Class A2, 4.50%, 6/25/2034 (i)	10,944	11,242
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-4, Class DP, PO, 6/25/2020 ‡	5,162	4,515
Series 2005-2, Class 2A3, IF, IO, 2.98%, 4/25/2035 ‡ (i)	235,356	32,678
Series 2005-2, Class 1A4, IF, IO, 3.03%, 4/25/2035 ‡ (i)	551,967	67,006
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	156,028	30,913
Series 2005-4, Class CB7, 5.50%, 6/25/2035	147,437	146,175
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	40,108	39,339
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 4.62%, 11/25/2033 (i)	8,470	8,700
Series 2003-K, Class 1A2, 4.62%, 11/25/2033 (i)	16,939	17,473
Series 2005-AR16, Class 2A1, 5.01%, 2/25/2034 (i)	19,004	19,575
Series 2004-P, Class 2A1, 4.86%, 9/25/2034 (i)	43,166	44,842
Series 2004-EE, Class 3A1, 4.77%, 12/25/2034 (i)	17,241	17,829
Series 2005-AR3, Class 1A1, 4.98%, 3/25/2035 (i)	74,777	77,907
Series 2005-AR8, Class 2A1, 4.99%, 6/25/2035 (i)	23,716	24,024

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,076,967)		36,453,496

U.S. GOVERNMENT AGENCY SECURITIES — 6.6%
FNMA 6.20%, 10/9/2019 (a)	5,770,000	5,766,984
FNMA, STRIPS 16.39%, 3/23/2028 (a)	630,000	530,287
Resolution Funding Corp. STRIPS
1.27%, 10/15/2019 (a)	5,230,000	5,226,061
13.95%, 7/15/2020 (a)	4,100,000	4,038,373
2.03%, 10/15/2020 (a)	8,000,000	7,847,215
DN, 3.02%, 1/15/2026 (a)	20,000	17,644
DN, 2.81%, 10/15/2027 (a)	15,000	12,719
Tennessee Valley Authority
5.88%, 4/1/2036	140,000	203,179
4.63%, 9/15/2060	93,000	135,597
4.25%, 9/15/2065	101,000	139,873

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,536,060)		23,917,932

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	300,000	315,822
BXMT Ltd. Series 2017-FL1, Class C, 3.97%, 6/15/2035 ‡ (b) (i)	300,000	298,950
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.04%, 12/11/2049 ‡ (b) (i)	14,231	337
Commercial Mortgage Trust
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b) (i)	125,000	128,306
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	200,000	214,061
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	156,000	167,976
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	885,000	947,602
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	100,000	99,614
FHLMC, Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	8,614	8,618
Series KF12, Class A, 2.79%, 9/25/2022 (i)	62,250	62,250
Series KJ09, Class A2, 2.84%, 9/25/2022	172,529	176,142
Series KJ11, Class A2, 2.93%, 1/25/2023	221,056	226,456
Series K038, Class A2, 3.39%, 3/25/2024	229,000	241,764
Series KJ14, Class A2, 2.81%, 9/25/2024	591,000	611,006
Series KPLB, Class A, 2.77%, 5/25/2025	250,000	258,780
Series K065, Class A2, 3.24%, 4/25/2027	215,000	231,658
Series K065, Class AM, 3.33%, 5/25/2027	115,000	124,150
Series K066, Class A2, 3.12%, 6/25/2027	267,000	285,611
Series K070, Class A2, 3.30%, 11/25/2027 (i)	208,000	225,366
Series K072, Class AM, 3.50%, 12/25/2027 (i)	1,000,000	1,094,644
Series K073, Class A2, 3.35%, 1/25/2028	346,000	376,652
Series K079, Class AM, 3.93%, 6/25/2028	588,000	663,123

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series K081, Class A2, 3.90%, 8/25/2028 (i)	395,000	447,152
Series K082, Class A2, 3.92%, 9/25/2028 (i)	1,054,000	1,196,284
FNMA ACES
Series 2015-M17, Class FA, 3.23%, 11/25/2022 (i)	89,286	89,381
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	466,473	469,474
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	792,701	834,970
Series 2015-M3, Class A2, 2.72%, 10/25/2024	1,000,000	1,028,782
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (i)	278,000	291,784
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	389,000	413,344
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	335,000	354,224
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (i)	381,000	404,213
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (i)	460,000	500,106
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (i)	305,000	328,136
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (i)	185,000	197,019
FREMF Mortgage Trust
Series 2014-K40, Class C, 4.21%, 11/25/2047 (b) (i)	168,000	176,882
Series 2015-K44, Class B, 3.81%, 1/25/2048 (b) (i)	640,000	663,417
Series 2015-K45, Class B, 3.71%, 4/25/2048 (b) (i)	500,000	519,497
Series 2016-K722, Class B, 3.97%, 7/25/2049 (b) (i)	110,000	114,820
Series 2016-K59, Class B, 3.70%, 11/25/2049 (b) (i)	180,000	187,515
Series 2018-K730, Class B, 3.93%, 2/25/2050 (b) (i)	551,000	574,224
Morgan Stanley Capital I Trust Series 2006-IQ12, Class X1, IO, 0.75%, 12/15/2043 ‡ (b) (i)	103,376	2
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	116,000	119,242
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104,000	107,236
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	200,000	202,691
WFRBS Commercial Mortgage Trust Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	110,000	112,859

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,205,054)		16,092,142

FOREIGN GOVERNMENT SECURITIES — 0.3%
Republic of Colombia (Colombia) 7.38%, 9/18/2037	100,000	142,906
United Mexican States (Mexico)
3.60%, 1/30/2025	200,000	207,800
4.13%, 1/21/2026	200,000	212,100
3.75%, 1/11/2028	280,000	288,400
4.75%, 3/8/2044	50,000	54,187
4.35%, 1/15/2047	58,000	59,831

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $926,418)		965,224

MUNICIPAL BONDS — 0.1% (l)
New York — 0.1%
Other Revenue — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	30,000	39,845

Transportation — 0.1%
Port Authority of New York and New Jersey, Consolidated Series 164, Rev., 5.65%, 11/1/2040	130,000	178,762

Total New York		218,607

Ohio — 0.0% (c)
Education — 0.0% (c)
Ohio State University, General Receipts Series A, Rev., 4.80%, 6/1/2111	98,000	130,605

TOTAL MUNICIPAL BONDS (Cost $256,175)		349,212

	Shares	Value ($)
SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 2.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.10% (m) (n) (Cost $9,927,644)	9,924,977	9,927,955

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (m) (n) (Cost $185,400)	185,400	185,400

Total Investments — 100.0% (Cost $343,641,172)		361,594,883

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Value ($)
Liabilities in Excess of Other Assets — 0.0% (c)	(140,223)

Net Assets — 100.0%	361,454,660

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2019.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	The rate shown is the effective yield as of September 30, 2019.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2019.
(e)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is $179,836.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2019.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2019.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2019.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Amount rounds to less than 1.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of September 30, 2019.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$31,973,433	$7,026,998	$39,000,431
Collateralized Mortgage Obligations	—	33,539,108	2,914,388	36,453,496
Commercial Mortgage-Backed Securities	—	15,792,853	299,289	16,092,142
Corporate Bonds	—	84,350,620	—	84,350,620
Foreign Government Securities	—	965,224	—	965,224
Mortgage-Backed Securities	—	61,612,204	—	61,612,204
Municipal Bonds	—	349,212	—	349,212
U.S. Government Agency Securities	—	23,917,932	—	23,917,932
U.S. Treasury Obligations	—	88,740,267	—	88,740,267
Short-Term Investments
Investment Companies	9,927,955	—	—	9,927,955
Investment of cash collateral from securities loaned	185,400	—	—	185,400

Total Investments in Securities	$10,113,355	$341,240,853	$10,240,675	$361,594,883

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2018		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2019
Investments in Securities
Asset-Backed Securities	$4,638,007		$146	$104,151	$(798)	$1,892,281	$(1,908,455)	$2,701,404	$(399,738)	$7,026,998
Collateralized Mortgage Obligations	1,660,192		(14)	48,061	(40,588)	2,459,255	(226,776)	14,258	(1,000,000)	2,914,388
Commercial Mortgage-Backed Securities	300,035		—	(1,143)	(801)	850	(49)	397	—	299,289
Corporate Bonds — Banks	—	(a)	(350,000)	350,000	—	—	—	—	—	—

Total	$6,598,234		$(349,868)	$501,069	$(42,187)	$4,352,386	$(2,135,280)	$2,716,059	$(1,399,738)	$10,240,675

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to $150,991.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended September 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$5,651,651	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 31.00% (9.85%)
			Constant Default Rate	0.00% - 4.50% (0.13%)
			Yield (Discount Rate of Cash Flows)	2.16% - 4.56% (3.60%)

Asset-Backed Securities	5,651,651

	621,010	Discounted Cash Flow	Constant Prepayment Rate	3.00% - 100.00% (55.82%)
			Constant Default Rate	0.00% - 10.43% (1.47%)
			Yield (Discount Rate of Cash Flows)	2.32% - 199.00% (6.80%)

Collateralized Mortgage Obligations	621,010

	339	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	2.55% - 3.30% (3.30%)

Commercial Mortgage-Backed Securities	339

Total	$6,273,000

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At September 30, 2019, the value of these investments was $3,967,675. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.10% (a) (b)	$1,407,177	$64,128,758	$55,609,045	$794	$271	$9,927,955	9,924,977	$106,836	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	—	192,600	7,200	—	—	185,400	185,400	545	—

Total	$1,407,177	$64,321,358	$55,616,245	$794	$271	$10,113,355		$107,381	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.